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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-05426

                              AIM Investment Funds
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices)(Zip code)

       Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 10/31

Date of reporting period: 01/31/08

Item 1.  Schedule of Investments.

                                 AIM CHINA FUND
           Quarterly Schedule of Portfolio Holdings - January 31, 2008

                                                         [AIM INVESTMENTS LOGO]
                                                        --REGISTERED TRADEMARK--

AIMinvestments.com               CHI-QTR-1 1/08              A I M Advisors,Inc.

AIM China Fund

SCHEDULE OF INVESTMENTS (A)
January 31, 2008
(Unaudited)

                                                         SHARES         VALUE
                                                      -----------   ------------
COMMON STOCKS & OTHER EQUITY INTERESTS-95.97%
   (B)
AIRLINES-1.53%
China Eastern Airlines Corp.
   Ltd.-Class H (c)(d)                                  7,000,000   $  4,711,831
AIRPORT SERVICES-1.71%
Beijing Capital International Airport
   Co. Ltd.-Class H (e)                                   928,000      1,187,752
Hong Kong Aircraft Engineering Co.
   Ltd. (Hong Kong)(c)                                    180,000      4,065,764
                                                                    ------------
                                                                       5,253,516
                                                                    ------------
ALUMINUM-1.13%
Minmetals Resources Ltd.  (Hong
   Kong)(c)                                             8,472,000      3,481,754
AUTOMOBILE MANUFACTURERS-6.12%
Denway Motors Ltd.  (Hong Kong)(c)                     15,456,000      9,191,638
Dongfeng Motor Group Co. Ltd.
  -Class H  (Hong Kong)(c)                              3,060,000      2,017,322
Great Wall Motor Co. Ltd.-Class H                       6,200,000      7,633,265
                                                                    ------------
                                                                      18,842,225
                                                                    ------------
COAL & CONSUMABLE FUELS-6.75%
China Coal Energy Co.-Class H (c)                       3,000,000      6,939,248
China Shenhua Energy Co. Ltd.-Class
   H  (Hong Kong)(c)                                    2,660,000     13,834,136
                                                                    ------------
                                                                      20,773,384
COMMUNICATIONS EQUIPMENT-2.70%
BYD Electronic International Co.
   Ltd.  (Hong Kong)(d)                                   908,500      1,200,078
Foxconn International Holdings Ltd.
   (c)(d)                                               2,195,000      3,636,921
ZTE Corp.-Class H (c)                                     626,000      3,481,919
                                                                    ------------
                                                                       8,318,918
                                                                    ------------
COMPUTER & ELECTRONICS RETAIL-0.73%
GOME Electrical Appliances Holdings
   Ltd. (c)                                             1,000,000      2,251,868
Construction & Engineering-3.07%
China Communications Construction Co.
   Ltd.-Class H (c)                                     2,000,000      4,803,268
COSCO International Holdings Ltd. (c)                   6,000,000      4,633,291
                                                                    ------------
                                                                       9,436,559
                                                                    ------------
DEPARTMENT STORES-0.98%
Lifestyle International Holdings
   Ltd.  (Hong Kong)(c)                                 1,140,500      3,021,896

                                                         SHARES         VALUE
                                                      -----------   ------------
DISTRIBUTORS-0.95%
Integrated Distribution Services
   Group Ltd. (Hong Kong)(c)                            1,000,000   $  2,925,798
DIVERSIFIED BANKS-12.32%
Bank of Communications Co. Ltd.-Class
   H (c)                                                5,319,000      5,944,924
China Construction Bank Corp.-Class H
   (c)                                                 19,532,000     13,591,028
Industrial and Commercial Bank of
   China (Asia) Ltd. (Hong Kong)(c)                     1,635,000      3,535,621
Industrial and Commercial Bank of
   China Ltd.-Class H (Hong Kong)(c)                   20,000,000     11,956,064
Industrial and Commerical Bank of
   China (Asia) Ltd. -Wts. expiring
   11/06/08(d)                                            221,555         30,119
Wing Hang Bank Ltd. (Hong Kong)(c)                        220,000      2,842,688
                                                                    ------------
                                                                      37,900,444
                                                                    ------------
ELECTRICAL COMPONENTS & EQUIPMENT-1.40%
BYD Co. Ltd.-Class H (c)                                  770,000      4,295,958
ELECTRONIC EQUIPMENT MANUFACTURERS-2.02%
Meadville Holdings Ltd. (c)                            26,092,000      6,214,008
GOLD-1.62%
Zijin Mining Group Co., Ltd.-Class H
   (c)                                                  4,132,000      4,991,051
HEALTH CARE EQUIPMENT-0.42%
Mindray Medical International Ltd.
   -ADR                                                    37,800      1,288,980
Heavy Electrical Equipment-1.57%
Dongfang Electric Corp. Ltd.-
   Class H (c)                                            500,000      3,010,546
Harbin Power Equipment Co. Ltd.-Class
   H (c)                                                  800,000      1,818,292
                                                                    ------------
                                                                       4,828,838
                                                                    ------------
HIGHWAYS & RAILTRACKS-0.45%
Yue Da Mining Holdings Ltd. (c)(d)                      2,000,000      1,388,134
HOTELS, RESORTS & CRUISE LINES-0.93%
China Travel International Investment
   Hong Kong Ltd.  (Hong Kong)(c)                       5,242,000      2,857,773
INDUSTRIAL CONGLOMERATES-0.00%
Wing Fat Printing Co., Ltd. Rts.
   (The) (Hong Kong)(e)(f)                                  9,000              0

AIM China Fund

                                                         SHARES         VALUE
                                                      -----------   ------------
INDUSTRIAL MACHINERY-0.91%
Shenji Kunming Machine Tool Co.
   Ltd.-Class H (c)(d)                                  2,300,000   $  2,812,230
INTEGRATED OIL & GAS-10.70%
China Petroleum and Chemical
   Corp.(Sinopec)-Class H (c)                          12,070,000     12,942,848
PetroChina Co. Ltd.-Class H (c)                        14,226,000     19,983,060
                                                                    ------------
                                                                      32,925,908
                                                                    ------------
INTEGRATED TELECOMMUNICATION SERVICES-4.43%
China Netcom Group Corp. (Hong Kong)
   Ltd. (Hong Kong)                                       994,500      3,035,512
China Telecom Corp. Ltd.-Class H (c)                   15,000,000     10,601,602
                                                                    ------------
                                                                      13,637,114
                                                                    ------------
INVESTMENT BANKING & BROKERAGE-0.57%
CITIC Securities Co., Ltd. (Equity
   Participation Ctfs. issued by BNP
   Paribas S.A.), expiring 04/21/10
   (d)(e)(g)                                              184,426      1,752,637
LEISURE PRODUCTS-1.29%
Kin Yat Holdings Ltd.  (Hong Kong)(c)                   4,838,000      1,127,044
Li Ning Co. Ltd.  (Hong Kong)(c)                        1,000,000      2,848,302
                                                                    ------------
                                                                       3,975,346
                                                                    ------------
LIFE & HEALTH INSURANCE-4.82%
China Life Insurance Co., Ltd.-Class
   H (c)                                                4,046,000     14,823,905
MARINE-2.48%
China COSCO Holdings Co. Ltd.-Class H
   (c)                                                  3,263,000      7,646,223
MOVIES & ENTERTAINMENT-0.47%
Perfect World Co. Ltd.  -ADR(d)                            64,200      1,434,870
OIL & GAS EXPLORATION & PRODUCTION-6.83%
CNOOC Ltd. (c)                                         13,104,000     18,937,164
CNPC Hong Kong Ltd.  (Hong Kong)(c)                     4,340,000      2,073,145
                                                                    ------------
                                                                      21,010,309
                                                                    ------------
OTHER DIVERSIFIED FINANCIAL SERVICES-2.44%
Jiaozuo Wangfang Aluminum
   Manufacturing Co., Ltd. (Equity
   Participation Ctfs. issued by JP
   Morgan International Derivatives
   Ltd.), expiring 08/20/12 (d)(e)(g)                     750,034      4,344,497
JPM Industrial Bank Co. (Equity
   Participation Ctfs. issued by JP
   Morgan International Derivatives
   Ltd.), expiring 02/06/12  (d)(e)(g)                    569,999      3,173,184
                                                                    ------------
                                                                       7,517,681
                                                                    ------------
PERSONAL PRODUCTS-1.28%
Hengan International Group Co. Ltd.
   (c)                                                  1,071,000      3,938,475

                                                         SHARES         VALUE
                                                      -----------   ------------
PHARMACEUTICALS-0.14%
Simcere Pharmaceutical Group  -ADR(d)                      36,247   $    434,601
REAL ESTATE MANAGEMENT & DEVELOPMENT-2.14%
Far East Consortium International
   Ltd. (Hong Kong)(c)                                  7,279,000      3,589,180
Hong Kong Real Estate Investment
   Trust Rts. (Hong Kong)(e)(f)                         7,279,000             0
Sino-Ocean Land Holdings Ltd. (c)(d)                    3,091,000      3,000,798
                                                                    ------------
                                                                       6,589,978
                                                                    ------------
STEEL-0.65%
Shanxi Taigang Stainless Steel Co.,
   Ltd.-Class A (Equity Participation
   Ctfs. issued by BNP Paribas S.A.),
   expiring 12/10/09 (e)(g)                               650,000      2,002,650
WIRELESS TELECOMMUNICATION SERVICES-10.42%
China Mobile Ltd. (Hong Kong)(c)                        1,700,000     25,104,141
China Unicom Ltd. (Hong Kong)(c)                        2,962,000      6,964,471
                                                                    ------------
                                                                      32,068,612
                                                                    ------------
   Total Common Stocks (Cost $307,730,074)                           295,353,474
                                                                    ------------
MONEY MARKET FUNDS-1.68%
Liquid Assets Portfolio
   -Institutional Class(h)                              2,587,658      2,587,658
                                                                    ------------
Premier Portfolio -Institutional
   Class(h)                                             2,587,658      2,587,658
                                                                    ------------
   Total Money Market Funds (Cost $5,175,316)                          5,175,316
                                                                    ------------
TOTAL INVESTMENTS-97.65%
   (Cost $312,905,390)                                               300,528,790
                                                                    ------------
OTHER ASSETS LESS LIABILITIES-2.35%                                    7,230,869
                                                                    ------------
NET ASSETS-100.00%                                                  $307,759,659
                                                                    ============

Investment Abbreviations:

ADR   -- American Depositary Receipt

Ctfs. -- Certificates

Rts.  -- Rights

Wts.  -- Warrants

Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

(b) Each company listed in Foreign Stocks & Other Equity Interests is organized in China unless otherwise noted.

(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at January 31, 2008 was $267,835,329, which represented 87.03% of the Fund's Net Assets. See Note 1A.

(d)  Non-income producing security.

AIM China Fund

(e) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at January 31, 2008 was $12,460,720, which represented 4.05% of the Fund's Net Assets. See Note 1A.

(f) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at January 31, 2008 was $0, which represented 0.00% of the Fund's Net Assets.

(g) Security is considered an equity participation certificate. Equity participation certificates are subject to counterparty risk with respect to the bank or broker-dealer that issues them. The Fund is limited to investing 10% of its net assets in participation certificates.

(h) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

AIM China Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
January 31, 2008
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. Security Valuations - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM China Fund

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. Risks Involved in Investing in the Fund - Investing in a single-country mutual fund involves greater risk than investing in a more diversified fund due to lack of exposure to other countries. The political and economic conditions and changes in regulatory, tax or economic policy in a single country could significantly affect the market in that country and in surrounding or related countries.

E. Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

AIM China Fund

F. Foreign Currency Contracts - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the three months ended January 31, 2008. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).



                       VALUE        PURCHASES    PROCEEDS FROM      VALUE       DIVIDEND
FUND                 10/31/07        AT COST         SALES         01/31/08      INCOME
----               ------------   ------------   -------------   -----------   ----------
Liquid Assets
   Portfolio-
   Institutional
   Class            $ 8,437,973    $49,899,199   $ (55,749,514)   $2,587,658    $ 68,897

Premier
   Portfolio-
   Institutional
   Class              8,437,973     49,899,199     (55,749,514)    2,587,658      69,472
                    -----------    -----------   -------------    ----------    --------
   TOTAL
   INVESTMENTS
   IN AFFILIATES    $16,875,946    $99,798,398   $(111,499,028)   $5,175,316    $138,369
                    ===========    ===========   =============    ==========    ========

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2008 was $127,500,723 and $172,657,628, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $ 20,342,970
Aggregate unrealized (depreciation) of investment securities    (32,860,488)
                                                               ------------
Net unrealized appreciation (depreciation) of investment
   securities                                                  $(12,517,518)
                                                               ============

Cost of investments for tax purposes is $313,046,308.

                           AIM DEVELOPING MARKETS FUND
           Quarterly Schedule of Portfolio Holdings - January 31, 2008

                                                         [AIM INVESTMENTS LOGO]
                                                        --REGISTERED TRADEMARK--

AIMinvestments.com               DVM-QTR-1 1/08              A I M Advisors,Inc.

AIM Developing Markets Fund

SCHEDULE OF INVESTMENTS(a)
January 31, 2008
(Unaudited)

                                                       SHARES          VALUE
                                                    -----------   --------------
FOREIGN COMMON STOCKS & OTHER EQUITY
   INTERESTS-90.42%
BRAZIL-14.98%
American Banknote S.A. (Commercial Printing)
   (Acquired 04/26/06; Cost $1,790,357)(b)              224,100   $    2,137,746
American Banknote S.A. (Commercial Printing)          1,465,100       13,975,954
Companhia Providencia Industria e Comercio
   (Building Products) (Acquired 07/26/07;
   Cost $12,090,274)(b)(c)                            1,500,000        6,313,993
Companhia Providencia Industria e Comercio
   (Building Products) (c)                              539,600        2,271,354
Companhia Vale do Rio Doce -ADR
   (Diversified Metals & Mining)                        559,820       16,783,404
Cremer S.A. (Health Care Supplies)
   (Acquired 04/27/07; Cost
   $6,894,853)(b)(c)                                    800,000        5,783,845
Cremer S.A. (Health Care Supplies) (c)                  716,900        5,183,048
Dufry South America Ltd. -BDR (Specialty
   Stores) (Acquired 12/19/06; Cost
   $4,638,611)(b)(c)                                    371,400        7,457,577
Equatorial Energia S.A. (Electric
   Utilities) (Acquired 03/31/06; Cost
   $2,374,486)(b)(d)                                    358,400        3,516,723
Equatorial Energia S.A. (Electric
   Utilities) (d)                                     1,820,000       17,858,362
Gafisa S.A. (Homebuilding)                              722,300       12,445,089
Klabin Segall S.A. (Real Estate Management
   & Development) (Acquired 10/06/06; Cost
   $3,789,087)(b)                                       546,020        2,857,443
Klabin Segall S.A. (Real Estate Management
   & Development)                                       417,200        2,183,299
MRV Engenharia e Participacoes S.A. (Real
   Estate Management & Development)(c)                   65,000        1,210,893
OdontoPrev S.A. (Life & Health Insurance)
   (Acquired 11/30/06; Cost $347,818)(b)                 26,900          586,047
OdontoPrev S.A. (Life & Health Insurance)               265,200        5,777,679
Rodobens Negocios Imobiliarios S.A. (Real
   Estate Management & Development)
   (Acquired 01/29/07; Cost $3,940,131)(b)              432,000        4,546,075
Rodobens Negocios Imobiliarios S.A. (Real
   Estate Management & Development)                     118,800        1,250,171
Rossi Residencial S.A. (Homebuilding)
   (Acquired 02/14/06; Cost $1,383,422)(b)              119,500        2,542,264
Rossi Residencial S.A. (Homebuilding)                   403,600        8,586,257

                                                       SHARES          VALUE
                                                    -----------   --------------
BRAZIL-(CONTINUED)
Terna Participacoes S.A. (Electric
   Utilities) (Acquired 10/26/06; Cost
   $1,469,799)(b)(d)                                    150,000   $    2,440,273
Terna Participacoes S.A. (Electric Utilities) (d)       947,900       15,420,899
Totvs S.A. (Application Software)
   (Acquired 03/08/06; Cost $2,966,396)(b)              200,000        5,403,868
Totvs S.A. (Application Software)                       390,400       10,548,350
Unibanco-Uniao de Bancos Brasileiros S.A.
   -GDR (Diversified Banks)                              99,900       13,066,920
Wilson Sons Ltd. -BDR (Diversified
   Commercial & Professional Services)
   (Acquired 04/27/07; Cost $6,438,562)(b)(c)           550,000        6,319,681
Wilson Sons Ltd. -BDR (Diversified
   Commercial & Professional Services) (c)              657,500        7,554,892
                                                                  --------------
                                                                     184,022,106
                                                                  --------------
CANADA-0.62%
Sherritt International Corp. (Diversified
   Metals & Mining)                                     566,200        7,639,922
CHINA-6.59%
CNOOC Ltd. (Oil & Gas Exploration &
   Production) (e)                                   11,655,000       16,843,151
Haitian International Holdings Ltd.
   (Industrial Machinery)                             9,926,000        5,664,762
Kowloon Development Co. Ltd. (Real Estate
   Management & Development) (e)                      7,428,000       16,876,698
Stella International Holdings Ltd.
   (Footwear) (e)                                     7,388,000       13,383,304
Xinyi Glass Holdings Co. Ltd. (Auto Parts &
   Equipment) (e)                                    14,038,000       11,411,565
Xiwang Sugar Holdings Co. Ltd. (Packaged
   Foods & Meats) (e)                                21,136,000        8,130,095
Yantai North Andre Juice Co. Ltd. -Class H
   (Packaged Foods & Meats) (e)(f)                  107,735,000        8,601,536
                                                                      80,911,111
CZECH REPUBLIC-0.80%
CEZ A.S. (Electric Utilities)                           145,900        9,843,550
GREECE-2.33%
Intralot S.A. Integrated Lottery (Casinos &
   Gaming) (e)                                        1,686,940       28,574,992
HONG KONG-1.47%
eSun Holdings Ltd. (Movies & Entertainment)
   (c)(g)                                            17,996,000        9,231,736

AIM Developing Markets Fund

                                                       SHARES          VALUE
                                                    -----------   --------------
HONG KONG-(CONTINUED)
Hopewell Holdings Ltd. (Highways &
   Railtracks) (e)                                    2,024,000   $    8,872,683
                                                                  --------------
                                                                      18,104,419
                                                                  --------------
HUNGARY-1.32%
OTP Bank Nyrt. (Diversified Banks) (e)                  123,319        5,314,497
Richter Gedeon Nyrt. (Pharmaceuticals) (e)               49,150       10,956,033
                                                                  --------------
                                                                      16,270,530
                                                                  --------------
INDIA-0.74%
Grasim Industries Ltd. -GDR (Construction
   Materials)                                           117,800        9,070,600
INDONESIA-2.59%
PT Astra International Tbk (Automobile
   Manufacturers) (e)                                 6,340,500       19,088,223
PT Indocement Tunggal Prakarsa Tbk
   (Construction Materials) (e)                       6,893,000        5,879,324
PT Telekomunikasi Indonesia -Series B
   (Integrated Telecommunication Services) (e)        6,769,500        6,853,872
                                                                  --------------
                                                                      31,821,419
                                                                  --------------
ISRAEL-3.59%
Israel Discount Bank -Class A (Diversified
   Banks) (c)(e)                                     12,861,825       32,739,681
Teva Pharmaceutical Industries Ltd. -ADR
   (Pharmaceuticals)                                    247,558       11,397,570
                                                                  --------------
                                                                      44,137,251
                                                                  --------------
LUXEMBOURG-0.85%
Millicom International Cellular S.A.
   (Wireless Telecommunication Services) (c)             98,400       10,424,496
MALAYSIA-6.66%
Public Bank Berhad (Diversified Banks) (e)            5,387,100       19,167,670
SP Setia Berhad (Real Estate Management &
   Development) (e)                                  17,526,300       27,209,317
Top Glove Corp. Berhad (Health Care
   Supplies) (e)                                      5,387,800        8,969,493
YTL Corp. Berhad (Multi-Utilities) (e)                7,189,600       17,274,417
YTL Power International Berhad (Water
   Utilities) (e)                                       479,306          372,765
Zelan Berhad (Construction & Engineering) (e)         5,763,000        8,750,036
                                                                  --------------
                                                                      81,743,698
                                                                  --------------
MEXICO-5.87%
America Movil S.A.B de C.V. -Series L -ADR
   (Wireless Telecommunication Services)                399,100       23,910,081
Grupo Financiero BanCrecer S.A. de C.V.
   -Series B (Other Diversified Financial
   Services) (c)(h)                                           1               --
Grupo Financiero Banorte S.A.B. de C.V.
   -Class O (Diversified Banks)                       4,648,400       19,318,249
Grupo Televisa S.A. -ADR (Broadcasting &
   Cable TV)                                            423,412        9,437,853

                                                       SHARES          VALUE
                                                    -----------   --------------
MEXICO-(CONTINUED)
TV Azteca, S.A.B. de C.V. -CPO
   (Broadcasting & Cable TV)                         15,511,900   $    8,667,066
Urbi, Desarrollos Urbanos, S.A. de C.V.
   (Homebuilding) (c)                                 3,059,700       10,819,719
                                                                  --------------
                                                                      72,152,968
                                                                  --------------
PHILIPPINES-7.25%
First Gen Corp. (Independent Power
   Producers & Energy Traders)  (Acquired
   01/19/07; Cost $3,440,727)(b)(e)                   3,037,400        3,455,012
First Gen Corp. (Independent Power
   Producers & Energy Traders) (e)                    2,600,300        2,957,815
First Philippine Holdings (Electric
   Utilities) (e)                                     5,767,800        7,328,922
GMA Network Inc. -PDR (Broadcasting & Cable
   TV)  (Acquired 07/16/07; Cost
   $475,390)(b)(c)(e)(f)                              2,532,000          377,453
GMA Network Inc. -PDR (Broadcasting & Cable
   TV) (c)(e)(f)                                     84,781,000       12,638,565
Megaworld Corp. (Real Estate Management &
   Development) (e)                                 125,038,000        8,757,222
Philippine Long Distance Telephone Co.
   (Wireless Telecommunication Services) (e)            275,600       20,562,216
PNOC Energy Development Corp. (Independent
   Power Producers & Energy Traders)
   (Acquired 12/04/06; Cost $236,246)(b)(e)           3,623,000          542,339
PNOC Energy Development Corp. (Independent
   Power Producers & Energy Traders) (e)             56,172,000        8,408,569
SM Investments Corp. (Industrial
   Conglomerates) (e)                                 3,197,928       24,055,304
                                                                  --------------
                                                                      89,083,417
                                                                  --------------
RUSSIA-6.03%
LUKOIL -ADR (Integrated Oil & Gas) (i)                  180,932       12,212,910
Mobile TeleSystems -ADR (Wireless
   Telecommunication Services)                          173,400       14,421,678
OAO Gazprom -REGS ADR (Integrated Oil & Gas) (e)        320,100       15,483,648
Pharmstandard (Pharmaceuticals)  (Acquired
   05/04/07; Cost $7,275,000)(b)(c)(e)                  125,000        8,078,230
Pharmstandard (Pharmaceuticals) (c)(e)                  133,100        8,601,699
Vimpel-Communications -ADR (Wireless
   Telecommunication Services)                          444,000       15,291,360
                                                                  --------------
                                                                      74,089,525
                                                                  --------------
SOUTH AFRICA-6.32%
Foschini Ltd. (Apparel Retail)                          743,600        3,925,112
Impala Platinum Holdings Ltd. (Precious
   Metals & Minerals) (e)                               273,408       10,240,452
Massmart Holdings Ltd. (Hypermarkets &
   Super Centers) (e)                                   493,500        4,525,602
Naspers Ltd. -Class N (Broadcasting & Cable
   TV) (e)                                              628,300       11,649,761


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.            2

AIM Developing Markets Fund

                                                       SHARES          VALUE
                                                    -----------   --------------
SOUTH AFRICA-(CONTINUED)
Sasol Ltd. (Integrated Oil & Gas) (e)                   358,400   $   17,113,526
Standard Bank Group Ltd. (Diversified Banks) (e)      1,447,680       17,396,833
Sun International Ltd. (Casinos & Gaming) (e)           427,068        6,816,851
Telkom South Africa Ltd. (Integrated
   Telecommunication Services) (Acquired
   06/18/04; Cost $396,871)(b)(e)                        35,300          665,738
Telkom South Africa Ltd. (Integrated
   Telecommunication Services) (e)                      281,920        5,316,850
                                                                  --------------
                                                                      77,650,725
                                                                  --------------
SOUTH KOREA-8.89%
CJ CheilJedang Corp. (Packaged Foods &
   Meats) (c)(e)                                         34,445       10,697,546
CJ Corp. (Industrial Conglomerates) (c)(e)               42,594        3,196,905
Daegu Bank (Regional Banks) (e)                         845,130       12,419,507
Hana Financial Group Inc. (Diversified Banks)           496,589       24,216,149
Hyundai Department Store Co., Ltd.
   (Department Stores) (c)                              122,100       11,649,528
Hyundai Development Co. (Construction &
   Engineering) (c)(e)                                  112,540        8,105,845
Hyundai H&S Co., Ltd. (Distributors) (c)(e)              73,434        6,805,540
Hyundai Mipo Dockyard Co., Ltd.
   (Construction & Farm Machinery & Heavy
   Trucks) (e)                                           21,430        4,114,846
KCC Engineering & Construction Co., Ltd.
   (Construction & Engineering) (c)(e)                  161,050       10,819,649
Lotte Confectionery Co., Ltd. (Packaged
   Foods & Meats) (c)(e)                                  5,820        9,316,301
Shinsegae Engineering & Construction Co.,
   Ltd. (Construction & Engineering) (e)                 16,700          472,383
TechnoSemiChem Co., Ltd. (Commodity
   Chemicals) (c)(e)                                    339,255        7,334,720
                                                                  --------------
                                                                     109,148,919
                                                                  --------------
SWEDEN-1.15%
Oriflame Cosmetics S.A.-SDR (Personal Products)         259,100       14,131,987
TAIWAN-2.68%
Basso Industry Corp. (Household Appliances) (e)       5,030,000        6,111,095
MediaTek Inc. (Semiconductors)                          797,445        7,775,051
Taiwan Mobile Co., Ltd. (Wireless
   Telecommunication Services)                        5,450,000        7,796,853
Wistron Corp. (Computer Hardware) (e)                 7,401,024       11,229,979
                                                                      32,912,978
THAILAND-3.85%
Kasikornbank PCL (Diversified Banks) (e)              6,254,400       16,292,993
Siam Commercial Bank PCL (Diversified Banks) (e)      6,816,000       15,788,134

                                                       SHARES          VALUE
                                                    -----------   --------------
THAILAND-(CONTINUED)
Thai Oil PCL (Oil & Gas Refining & Marketing) (e)     6,538,700   $   15,156,842
                                                                  --------------
                                                                      47,237,969
                                                                  --------------
TURKEY-3.63%
Akbank T.A.S. (Diversified Banks) (e)                 1,418,230        8,274,359
Eczacibasi Ilac Sanayi ve Ticaret A.S.
   (Pharmaceuticals) (c)(e)                           3,907,800       13,518,554
Haci Omer Sabanci Holding A.S.
   (Multi-Sector Holdings) (e)                        1,613,150        6,826,487
Tupras-Turkiye Petrol Rafinerileri A.S.
   (Oil & Gas Refining & Marketing) (e)                 377,314        9,680,433
Turk Traktor ve Ziraat Makineleri A.S.
   (Construction & Farm Machinery & Heavy
   Trucks) (e)                                          636,494        6,273,004
                                                                  --------------
                                                                      44,572,837
                                                                  --------------
UNITED KINGDOM-2.21%
Anglo American PLC (Diversified Metals &
   Mining) (e)                                          153,345        8,354,662
Hikma Pharmaceuticals PLC (Pharmaceuticals) (e)       1,223,489       11,463,202
Vedanta Resources PLC (Diversified Metals &
   Mining) (e)                                          199,937        7,261,050
                                                                  --------------
                                                                      27,078,914
                                                                  --------------
      Total Foreign Common Stocks & Other Equity
        Interests
       (Cost $897,980,721)                                         1,110,624,333
                                                                  --------------
FOREIGN PREFERRED STOCKS-4.34%
BRAZIL-4.34%
Banco Itau Holding Financeira S.A. -Pfd.
   (Diversified Banks)                                  497,400       11,407,946
Duratex S.A.,-Pfd. (Building Products)
   (Acquired 04/12/06; Cost
   $1,526,459)(b)                                       150,000        3,080,205
Duratex S.A.,-Pfd. (Building Products)                  503,400       10,337,167
Petroleo Brasileiro S.A. -Pfd.-ADR
   (Integrated Oil & Gas)                               305,800       28,534,198
                                                                  --------------
     Total Foreign Preferred Stocks
        (Cost $23,614,334)                                            53,359,516
                                                                  --------------
MONEY MARKET FUNDS-3.21%
Liquid Assets Portfolio -Institutional
   Class(j)                                          19,718,858       19,718,858
Premier Portfolio -Institutional Class(j)            19,718,858       19,718,858
                                                                  --------------
     Total Money Market Funds
        (Cost $39,437,716)                                            39,437,716
                                                                  --------------
TOTAL INVESTMENTS-97.97%
   (Cost $961,032,771)                                             1,203,421,565
                                                                  --------------
OTHER ASSETS LESS LIABILITIES-2.03%                                   24,873,647
                                                                  --------------
NET ASSETS-100.00%                                                $1,228,295,212
                                                                  ==============

Investment Abbreviations:

ADR   -- American Depositary Receipt

BDR   -- Brazilian Depositary Receipt

CPO   -- Certificates of Ordinary Participation


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.            3

AIM Developing Markets Fund

GDR   -- Global Depositary Receipt

PDR   -- Philippine Deposit Receipts

Pfd.  -- Preferred

REGS  -- Regulation S

SDR   -- Swedish Depositary Receipt

Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at January 31, 2008 was $66,104,512, which represented 5.38% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(c)  Non-income producing security.

(d)  Each unit represents one ordinary share and two preferred shares.

(e) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at January 31, 2008 was $679,755,995, which represented 55.34% of the Fund's Net Assets. See Note 1A.

(f) Affiliated company during the period. The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of January 31, 2008 was $21,617,554, which represented 1.76% of the Fund's Net Assets. See Note 2.

(g) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at January 31, 2008 represented 0.75% of the Fund's Net Assets. See Note 1A.

(h) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The value of this security considered illiquid at January 31, 2008 represented less than 0.01% of the Fund's Net Assets.

(i) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The value of this security at January 31, 2008 represented 0.99% of the Fund's Net Assets. See Note 1A.

(j) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.            4

AIM Developing Markets Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
January 31, 2008
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM Developing Markets Fund

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

AIM Developing Markets Fund

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended January 31, 2008. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                       VALUE        PURCHASES    PROCEEDS FROM      VALUE       DIVIDEND
FUND                 10/31/07        AT COST         SALES         01/31/08      INCOME
----               ------------   ------------   -------------   -----------   ----------
Liquid Assets
   Portfolio-
   Institutional
   Class            $35,704,377    $32,471,263   $(48,456,782)   $19,718,858    $439,778

Premier
   Portfolio-
   Institutional
   Class             35,704,377     32,471,263    (48,456,782)    19,718,858     443,628
                    -----------    -----------   ------------    -----------    --------
   SUBTOTAL         $71,408,754    $64,942,526   $(96,913,564)   $39,437,716    $883,406
                    ===========    ===========   ============    ===========    ========

INVESTMENTS IN OTHER AFFILIATES:

The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the transactions with affiliates for the three months ended January 31, 2008.

                                                                         CHANGE IN
                                                                        UNREALIZED                                REALIZED
                            VALUE        PURCHASES    PROCEEDS FROM    APPRECIATION       VALUE       DIVIDEND      GAIN
                          10/31/07        AT COST         SALES       (DEPRECIATION)     01/31/08      INCOME      (LOSS)
                        ------------   ------------   -------------   --------------   -----------   ----------   --------
GMA Network Inc. -PDR    $16,765,020    $   603,064   $         --     $(4,352,066)    $13,016,018    $     --       $--
Yantai North Andre
   Juice Co. Ltd.         10,327,930      1,519,795             --      (3,246,189)      8,601,536          --        --
                         -----------    -----------   ------------     -----------     -----------    --------       ---
   SUBTOTAL              $27,092,950    $ 2,122,859   $         --     $(7,598,255)    $21,617,554    $     --       $--
                         ===========    ===========   ============     ===========     ===========    ========       ===
TOTAL INVESTMENTS
   IN AFFILIATES         $98,501,704    $67,065,385   $(96,913,564)    $(7,598,255)    $61,055,270    $883,406       $--
                         ===========    ===========   ============     ===========     ===========    ========       ===

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

AIM Developing Markets Fund

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2008 was $104,957,960 and $106,044,794, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $295,149,692
Aggregate unrealized (depreciation) of investment securities    (53,397,918)
                                                               ------------
Net unrealized appreciation of investment securities           $241,751,774
                                                               ============

Cost of investments for tax purposes is $961,669,791.

                           AIM GLOBAL HEALTH CARE FUND
           Quarterly Schedule of Portfolio Holdings - January 31, 2008

                                                         [AIM INVESTMENTS LOGO]
                                                        --REGISTERED TRADEMARK--

AIMinvestments.com               GHC-QTR-1 1/08              A I M Advisors,Inc.

AIM Global Health Care Fund

SCHEDULE OF INVESTMENTS (a)
January 31, 2008
(Unaudited)

                                                       SHARES          VALUE
                                                    -----------   --------------
DOMESTIC COMMON STOCKS-72.68%
BIOTECHNOLOGY-27.74%
Acadia Pharmaceuticals Inc. (b)(c)                      700,032   $    8,302,380
Altus Pharmaceuticals Inc. (b)(c)                       247,589        1,549,907
Amgen Inc. (c)                                          876,333       40,828,355
Amylin Pharmaceuticals, Inc. (b)(c)                     200,861        5,955,529
Array BioPharma Inc. (b)(c)                             564,926        3,677,668
Avigen, Inc. (b)(c)                                     769,316        3,146,502
Biogen Idec Inc. (c)                                    251,952       15,356,474
BioMarin Pharmaceutical Inc. (b)(c)                     598,200       22,169,292
Celgene Corp. (b)(c)                                    516,776       28,996,301
Cephalon, Inc. (b)(c)                                   201,415       13,218,867
Cubist Pharmaceuticals, Inc. (b)(c)                     182,123        3,094,270
EPIX Pharmaceuticals, Inc. (c)                           24,785           70,885
Evolutionary Genomics / GenoPlex, Inc.
   (Acquired 09/15/97-06/25/98;
   Cost $408,490)(d)(e)(f)(g)(h)                      3,663,120               37
Genentech, Inc. (c)                                     197,825       13,885,337
Genzyme Corp. (c)                                       694,486       54,260,191
Gilead Sciences, Inc. (c)                               953,177       43,550,657
Human Genome Sciences, Inc. (b)(c)                      654,342        3,651,228
ImClone Systems Inc. (c)                                210,688        9,158,607
Incyte Corp. (b)(c)                                     324,813        3,891,260
Keryx Biopharmaceuticals, Inc. (b)(c)                   366,838        2,219,370
Medarex, Inc. (b)(c)                                    878,006        8,771,280
Millennium Pharmaceuticals, Inc. (c)                    462,031        7,009,010
Myriad Genetics, Inc. (b)(c)                             70,031        3,012,033
Onyx Pharmaceuticals, Inc. (b)(c)                       378,676       17,998,470
OSI Pharmaceuticals, Inc. (b)(c)                        215,338        8,587,680
PDL BioPharma Inc. (c)                                  544,763        8,133,312
Pharmion Corp. (c)                                      102,472        7,065,444
Rigel Pharmaceuticals, Inc. (c)                         263,884        7,264,727
Theravance, Inc. (b)(c)                                 113,844        2,246,142
United Therapeutics Corp. (c)                           261,137       21,930,285
Vanda Pharmaceuticals Inc. (b)(c)                        67,069          286,385
Vertex Pharmaceuticals Inc. (b)(c)                      330,333        6,725,580
ZymoGenetics, Inc. (b)(c)                               252,347        2,546,181
                                                                  --------------
                                                                     378,559,646
                                                                  --------------
DRUG RETAIL-1.06%
CVS Caremark Corp.                                      370,596       14,479,186
                                                                  --------------
HEALTH CARE DISTRIBUTORS-0.51%
Animal Health International, Inc. (b)(c)                582,669        6,992,028
                                                                  --------------
HEALTH CARE EQUIPMENT-8.94%
American Medical Systems Holdings, Inc. (b)(c)          932,907       13,331,241
                                                                  --------------
Covidien Ltd.                                           274,181       12,236,698
                                                                  --------------

                                                       SHARES          VALUE
                                                    -----------   --------------
HEALTH CARE EQUIPMENT-(CONTINUED)
Dexcom Inc. (b)(c)                                      815,594   $    6,859,146
Hospira, Inc. (c)                                       429,097       17,640,178
Masimo Corp. (Acquired 10/07/98-09/14/99;
   Cost $1,174,999)(c)(e)(f)(g)                         422,727       13,578,414
Medtronic, Inc.                                         568,144       26,458,466
ResMed Inc. (b)(c)                                      236,481       11,015,285
Sensys Medical, Inc. (Acquired
   04/23/04-08/09/06;
   Cost $1,302)(d)(e)(f)(g)                               8,750              875
Thoratec Corp. (b)(c)                                   289,480        4,631,680
Zimmer Holdings, Inc. (c)                               207,398       16,233,041
                                                                  --------------
                                                                     121,985,024
                                                                  --------------
HEALTH CARE FACILITIES-0.96%
Assisted Living Concepts Inc. -Class A (b)(c)         1,091,797        7,194,942
Tenet Healthcare Corp. (b)(c)                         1,335,819        5,917,678
                                                                  --------------
                                                                      13,112,620
                                                                  --------------
HEALTH CARE SERVICES-4.03%
DaVita, Inc. (c)                                        168,058        8,965,894
Express Scripts, Inc. (c)                               315,166       21,270,553
HMS Holdings Corp. (b)(c)                               215,927        6,823,293
Laboratory Corp. of America Holdings (b)(c)             143,044       10,568,091
Omnicare, Inc. (b)                                      335,370        7,425,092
                                                                  --------------
                                                                      55,052,923
                                                                  --------------
HEALTH CARE SUPPLIES-1.06%
Align Technology, Inc. (b)(c)                           536,552        6,320,583
Cooper Cos., Inc. (The) (b)                             207,971        8,189,898
                                                                  --------------
                                                                      14,510,481
                                                                  --------------
HEALTH CARE TECHNOLOGY-0.37%
Vital Images, Inc. (b)(c)                               325,956        5,114,250

INDUSTRIAL CONGLOMERATES-0.50%
Teleflex Inc.                                           116,004        6,858,156

LIFE SCIENCES TOOLS & SERVICES-8.20%
AMAG Pharmaceuticals, Inc. (b)(c)                       173,081        8,924,056
Applera Corp.-Applied Biosystems Group                  459,080       14,474,793
Charles River Laboratories International, Inc.
   (c)                                                  214,620       13,327,902
Invitrogen Corp. (c)                                    116,384        9,970,617
Millipore Corp. (b)(c)                                  100,002        7,015,140
Pharmaceutical Product Development, Inc.                709,580       30,767,389
Thermo Fisher Scientific, Inc. (b)(c)                   416,321       21,436,368

AIM Global Health Care Fund

                                                       SHARES          VALUE
                                                    -----------   --------------
LIFE SCIENCES TOOLS & SERVICES-(CONTINUED)
Varian Inc. (c)                                         111,203   $    6,032,763
                                                                  --------------
                                                                     111,949,028
                                                                  --------------
MANAGED HEALTH CARE-5.55%
Aetna Inc.                                              190,085       10,123,927
Aveta, Inc.  (Acquired 12/21/05;
   Cost $10,877,598)(c)(f)(g)                           805,748        6,445,984
Health Net Inc. (c)                                     267,298       12,426,684
UnitedHealth Group Inc.                                 660,603       33,585,056
WellPoint Inc. (c)                                      168,033       13,140,181
                                                                  --------------
                                                                      75,721,832
                                                                  --------------
PERSONAL PRODUCTS-0.76%
Herbalife Ltd. (b)                                      259,884       10,312,197
                                                                  --------------
PHARMACEUTICALS-13.00%
ARYx Therapeutics, Inc. (c)                             498,000        3,964,080
Biodel Inc. (b)(c)                                      158,993        2,834,845
Cadence Pharmaceuticals, Inc. (b)(c)                    327,110        1,861,256
Endo Pharmaceuticals Holdings Inc. (c)                  258,520        6,757,713
Inspire Pharmaceuticals, Inc. (b)(c)                    648,283        2,897,825
Johnson & Johnson                                       431,934       27,324,145
MAP Pharmaceuticals Inc. (b)(c)                         252,083        3,277,079
Matrixx Initiatives, Inc. (b)(c)                        305,548        4,155,453
Medicines Co. (The) (b)(c)                              231,501        3,963,297
Medicis Pharmaceutical Corp. -Class A                   310,424        6,304,711
Merck & Co. Inc.                                        528,700       24,468,236
Pfizer Inc.                                             926,456       21,669,806
Schering-Plough Corp.                                 1,220,639       23,887,905
Wyeth                                                 1,107,359       44,072,888
                                                                  --------------
                                                                     177,439,239
                                                                  --------------
      Total Domestic Common Stocks
         (Cost $873,400,586)                                         992,086,610
                                                                  --------------
FOREIGN COMMON STOCKS & OTHER EQUITY
   INTERESTS-21.93%

BRAZIL-1.27%
Amil Participacoes S.A. (Life & Health
   Insurance) (Acquired 10/26/07;
   Cost $10,874,252)(c)(g)                            1,382,700       11,050,589
Drogasil S.A. (Drug Retail)                             861,426        6,247,543
                                                                  --------------
                                                                      17,298,132
                                                                  --------------
CANADA-1.02%
Cardiome Pharma Corp. (Pharmaceuticals) (b)(c)          326,296        2,071,980
MDS Inc. (Life Sciences Tools & Services) (c)           701,720       11,893,322
                                                                  --------------
                                                                      13,965,302
                                                                  --------------
FRANCE-2.23%
Ipsen S.A. (Pharmaceuticals) (i)                        303,110       16,838,408
Sanofi-Aventis (Pharmaceuticals) (b)(i)                 167,582       13,649,336
                                                                  --------------
                                                                      30,487,744
                                                                  --------------
GERMANY-3.45%
Celesio A.G. (Health Care Distributors) (i)             206,492       12,140,512

                                                       SHARES          VALUE
                                                    -----------   --------------
GERMANY-(CONTINUED)
Merck KGaA (Pharmaceuticals) (i)                        115,222   $   14,265,405
Rhoen-Klinikum A.G. (Health Care Facilities) (i)        771,458       20,722,551
                                                                  --------------
                                                                      47,128,468
                                                                  --------------
ITALY-0.18%
Gentium Spa -ADR (Biotechnology) (b)(c)                 250,400        2,504,000
                                                                  --------------
JAPAN-1.87%
Shionogi & Co., Ltd. (Pharmaceuticals) (b)              598,120       11,251,317
Takeda Pharmaceutical Co. Ltd.
   (Pharmaceuticals)                                    234,000       14,195,824
                                                                  --------------
                                                                      25,447,141
                                                                  --------------
NETHERLANDS-0.81%
QIAGEN N.V. (Life Sciences Tools & Services) (c)        539,303       11,001,781
                                                                  --------------
RUSSIA-0.24%
Pharmstandard -GDR (Pharmaceuticals)
   (Acquired 05/04/07;
   Cost $2,018,085)(c)(e)(g)                            138,700        3,232,135
                                                                  --------------
SPAIN-0.96%
Laboratorios Almirall S.A
   (Pharmaceuticals) (Acquired 06/19/07;
   Cost $12,621,391)(c)(g)(i)                           672,333       13,092,141

SWITZERLAND-6.22%
Novartis A.G. -ADR (Pharmaceuticals)                    397,164       20,100,470
Roche Holding A.G. (Pharmaceuticals)                    357,808       64,821,250
                                                                  --------------
                                                                      84,921,720
                                                                  --------------
TURKEY-0.47%
EastPharma Ltd.-GDR (Pharmaceuticals)
   (Acquired 07/13/07;
   Cost $6,825,302)(c)(e)(g)                            620,482        5,894,579
EastPharma Ltd.-GDR (Pharmaceuticals) (c)(e)             54,359          516,411
                                                                  --------------
                                                                       6,410,990
                                                                  --------------
UNITED KINGDOM-3.21%
Hikma Pharmaceuticals PLC (Pharmaceuticals) (i)         745,313        6,983,040
Shire PLC -ADR (Pharmaceuticals) (b)                    235,175       12,664,174
Smith & Nephew PLC (Health Care Equipment) (i)        1,253,020       17,089,176
Whatman PLC (Industrial Machinery)                    1,485,979        7,077,268
                                                                  --------------
                                                                      43,813,658
                                                                  --------------
      Total Foreign Common Stocks & Other Equity
         Interests
         (Cost $243,357,586)                                         299,303,212
                                                                  --------------

AIM Global Health Care Fund

                                                       SHARES          VALUE
                                                    -----------   --------------
PREFERRED STOCKS-0.32%

BIOTECHNOLOGY-0.08%
Athersys Inc. Series F, Conv. Pfd
   (Acquired 04/17/00;
   Cost $10,000,000)(d)(e)(f)(g)                        277,594   $    1,110,376
                                                                  --------------
HEALTH CARE DISTRIBUTORS-0.05%
Locus Pharmaceuticals, Inc.,
   Series D, Pfd.,
   (Acquired 09/06/01;
   Cost $2,352,940)(d)(e)(f)(g)                         588,235          153,529
   Series C, Pfd.,
   (Acquired 11/21/00;
   Cost $4,500,000)(d)(e)(f)(g)                       2,000,000          522,000
                                                                  --------------
                                                                         675,529
                                                                  --------------
HEALTH CARE EQUIPMENT-0.18%
Intact Medical Corp. -Series C, Pfd.
   (Acquired 03/26/01;
   Cost $2,000,001)(d)(e)(f)(g)                       2,439,026          237,805
Sensys Medical, Inc.,
   Series A-2, Pfd.,
   (Acquired 02/25/98-09/30/05;
   Cost $7,627,993)(d)(e)(f)(g)                       2,173,209        1,890,692
   Series B, Conv. Pfd.,
   (Acquired 03/16/05-01/12/07;
   Cost $245,305)(d)(e)(f)(g)                           282,004          245,344
                                                                  --------------
                                                                       2,373,841
                                                                  --------------
PHARMACEUTICALS-0.01%
BioImagene, Inc. -Series B-2, Pfd.
   (Acquired 05/24/01;
   Cost $2,700,000)(d)(e)(f)(g)                         187,734          188,673
                                                                  --------------
      Total Preferred Stocks
         (Cost $29,426,239)                                            4,348,419
                                                                  --------------
MONEY MARKET FUNDS-4.26%
Liquid Assets Portfolio -Institutional Class(j)      29,055,051       29,055,051
Premier Portfolio -Institutional Class(j)            29,055,051       29,055,051
                                                                  --------------
      Total Money Market Funds
         (Cost $58,110,102)                                           58,110,102
                                                                  --------------
TOTAL INVESTMENTS (excluding investments
   purchased with cash collateral from
   securities on loan)-99.19%
   (Cost $1,204,294,513)                                           1,353,848,343
                                                                  --------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
   SECURITIES ON LOAN MONEY MARKET FUNDS-6.21%
Liquid Assets Portfolio -Institutional Class
   (Cost $84,735,793)(j)(k)                          84,735,793       84,735,793
                                                                  --------------
TOTAL INVESTMENTS-105.40%
   (Cost $1,289,030,306)                                           1,438,584,136
                                                                  --------------
OTHER ASSETS LESS LIABILITIES-(5.40)%                                (73,671,237)
                                                                  --------------
NET ASSETS-100.00%                                                $1,364,912,899
                                                                  ==============

Investment Abbreviations:

ADR   -- American Depositary Receipt

Conv. -- Convertible

GDR   -- Global Depositary Receipt

Pfd.  -- Preferred

Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

(b)  All or a portion of this security was out on loan at January 31, 2008.

(c)  Non-income producing security.

(d)  Security is considered venture capital.

(e) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at January 31, 2008 was $27,570,870, which represented 2.02% of the Fund's Net Assets. See Note 1A.

(f) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at January 31, 2008 was $24,373,729, which represented 1.79% of the Fund's Net Assets.

(g) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at January 31, 2008 was $57,643,173, which represented 4.22% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(h) Affiliated company during the period. The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The value of this security as of January 31, 2008 represented less than 0.01% of the Fund's Net Assets. See Note 2.

(i) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at January 31, 2008 was $114,780,569, which represented 8.41% of the Fund's Net Assets. See Note 1A.

(j) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(k) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

AIM Global Health Care Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
January 31, 2008
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM Global Health Care Fund

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. RISKS INVOLVED IN INVESTING IN THE FUND - The Fund's investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund's investments may tend to rise and fall more rapidly.

          The Fund has invested in non-publicly traded companies, some of which are in the startup or development stages. These investments are inherently risky, as the market for the technologies or products these companies are developing are typically in the early stages and may never materialize. The Fund could lose its entire investment in these companies. These investments are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Trustees. Investments in privately held venture capital securities are illiquid.

E. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

F. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk

AIM Global Health Care Fund
     to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended January 31, 2008. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                    CHANGE IN
                                                                   UNREALIZED
                      VALUE      PURCHASES AT    PROCEEDS FROM    APPRECIATION       VALUE      DIVIDEND     REALIZED
                     10/31/07        COST            SALES       (DEPRECIATION)     01/31/08     INCOME    GAIN (LOSS)
                   -----------   ------------   --------------   --------------   -----------   --------   -----------
Liquid Assets
   Portfolio-
   Institutional
   Class           $20,758,858   $ 91,337,342   $ (83,041,149)         $--        $29,055,051   $301,856       $--

Premier
   Portfolio-
   Institutional
   Class            20,758,858     91,337,342     (83,041,149)          --         29,055,051    304,405        --
                   -----------   ------------   -------------          ---        -----------   --------       ---
   SUBTOTAL        $41,517,716   $182,674,684   $(166,082,298)         $--        $58,110,102   $606,261       $--
                   ===========   ============   =============          ===        ===========   ========       ===

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                     CHANGE IN
                                                                    UNREALIZED
                       VALUE      PURCHASES AT   PROCEEDS FROM     APPRECIATION        VALUE      DIVIDEND      REALIZED
                     10/31/07         COST           SALES        (DEPRECIATION)     01/31/08    INCOME (A)   GAIN (LOSS)
                   ------------   ------------   --------------   --------------   -----------   ----------   -----------
Liquid Assets
   Portfolio-
   Institutional
   Class           $373,408,008   $459,170,083   $(747,842,298)        $--         $84,735,793    $152,171        $--

(a)  Net of compensation to counterparties.

INVESTMENTS IN OTHER AFFILIATES:

The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the transactions with affiliates for the three months ended January 31, 2008.

                                                                           CHANGE IN
                                                                          UNREALIZED
                             VALUE      PURCHASES AT    PROCEEDS FROM    APPRECIATION        VALUE      DIVIDEND     REALIZED
                           10/31/07         COST            SALES       (DEPRECIATION)     01/31/08      INCOME    GAIN (LOSS)
                         ------------   ------------   --------------   --------------   ------------   --------   -----------
Evolutionary Genomics/
   GenoPlex, Inc.        $         37   $         --   $          --          $--        $         37   $     --       $--
                         ------------   ------------   -------------          ---        ------------   --------       ---
   TOTAL INVESTMENTS
      IN AFFILIATES      $414,925,761   $641,844,767   $(913,924,596)         $--        $142,845,932   $758,432       $--
                         ============   ============   =============          ===        ============   ========       ===

AIM Global Health Care Fund

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

     At January 31, 2008, securities with an aggregate value of $83,327,584 were on loan to brokers. The loans were secured by cash collateral of $84,735,793 received by the Fund and subsequently invested in an affiliated money market fund. For the three months ended January 31, 2008, the Fund received dividends on cash collateral investments of $152,171 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 -- FOREIGN CURRENCY CONTRACTS

                  OPEN FOREIGN CURRENCY CONTRACTS AT PERIOD END

                         CONTRACT TO                               UNREALIZED
SETTLEMENT   -----------------------------------      VALUE       APPRECIATION
   DATE           DELIVER            RECEIVE         01/31/08    (DEPRECIATION)
----------   ----------------   ----------------   -----------   --------------
 02/08/08    CHF   41,500,000   USD   36,441,869   $38,403,453    $(1,961,584)
 02/08/08    CHF    4,000,000   USD    3,634,877     3,701,538        (66,661)
 02/08/08    EUR   33,670,000   USD   49,053,823    50,052,130       (998,307)
 02/08/08    EUR    3,200,000   USD    4,747,520     4,756,959         (9,439)
                                                                  -----------
                                                                  $(3,035,991)
                                                                  ===========

                                                    CONTRACT TO
SETTLEMENT                              -----------------------------------      VALUE        UNREALIZED
   DATE                                      DELIVER            RECEIVE         01/31/08     APPRECIATION
----------                              ----------------   ----------------   -----------   --------------
   02/08/08                             GBP   11,390,000   USD   23,687,214   $22,639,633    $ 1,047,581
                                                                                             -----------
TOTAL OPEN FOREIGN CURRENCY CONTRACTS                                                        $(1,988,410)
                                                                                             ===========

                 CLOSED FOREIGN CURRENCY CONTRACTS AT PERIOD END

                                                    CONTRACT TO                                REALIZED
CLOSED                                  -----------------------------------      VALUE           GAIN
 DATE                                        DELIVER            RECEIVE         01/31/08        (LOSS)
------                                  ----------------   ----------------   -----------   --------------
01/28/08                                USD   13,311,179   CHF   14,500,000   $12,732,701    $  (578,478)
01/28/08                                USD    8,278,816   EUR    5,600,000     8,158,640       (120,176)
                                                                                             -----------
TOTAL CLOSED FOREIGN CURRENCY
   CONTRACTS                                                                                 $  (698,654)
                                                                                             -----------
TOTAL FOREIGN CURRENCY CONTRACTS                                                             $(2,687,064)
                                                                                             ===========

CURRENCY ABBREVIATIONS:

CHF -- SWISS FRANC

EUR -- EURO

GBP -- BRITISH POUND STERLING

USD -- U.S. DOLLAR

AIM Global Health Care Fund

NOTE 5 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2008 was $234,986,561 and $317,868,271, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities        $ 244,366,182
Aggregate unrealized (depreciation) of investment securities       (106,137,103)
Net unrealized appreciation of investment securities              $ 138,229,079

Cost of investments for tax purposes is $1,300,355,057.

                      AIM INTERNATIONAL TOTAL RETURN FUND

           QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS JANUARY 31, 2008

                                                          [AIM INVESTMENTS LOGO]

AIMinvestments.com              ITR-QTR-1 1/08              A I M Advisors, Inc.

AIM INTERNATIONAL TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS(a)
January 31, 2008
(Unaudited)

                                                  PRINCIPAL
                                                    AMOUNT          VALUE
----------------------------------------------------------------------------
NON U.S. DOLLAR DENOMINATED BONDS &
  NOTES - 90.93%(b)

AUSTRIA - 0.14%

Council of Europe
  Development Bank
  (Diversified
  Banks)-Series 309,
  Unsec. Unsub.
  Medium-Term Euro Notes,
  5.50%, 01/18/12(c)                     AUD         130,000     $   109,829
============================================================================

BELGIUM - 2.87%

Belgium Government
  (Sovereign Debt)-Series
  48, Euro Bonds, 4.00%,
  03/28/22(c)                            EUR       1,560,000       2,224,283
============================================================================

BERMUDA - 0.19%

Central European Media
  Enterprises Ltd.
  (Broadcasting & Cable
  TV)-REGS, Sr. Sec. Gtd.
  Euro Notes, 8.25%,
  05/15/12(c)(d)                         EUR         100,000         144,782
============================================================================

BRAZIL - 0.61%

Brazilian Government (Sovereign Debt)
  Unsec. Unsub. Euro Bonds,
  9.50%, 01/24/11(c)                     EUR         160,000         264,065
============================================================================
  Unsec. Unsub. Euro Global Bonds,
  7.38%, 02/03/15(c)                     EUR         130,000         208,792
============================================================================
                                                     472,857
----------------------------------------------------------------------------

CANADA - 2.64%

Canadian Government
  (Sovereign Debt), Notes,
  4.00%, 06/01/17(c)                     CAD       2,035,000       2,043,613
============================================================================

CHINA - 1.67%

China Government
  (Sovereign Debt), Unsec.
  Euro Bonds, 4.25%,
  10/28/14(c)                            EUR         880,000       1,292,871
============================================================================

FRANCE - 8.19%

Compagnie de Financement
  Foncier (Thrifts &
  Mortgage Finance)-Series
  366, Sec. Medium-Term
  Euro Notes, 1.25%,
  12/01/11(c)                            JPY     300,000,000       2,850,640
============================================================================
France Government Bond OAT, (Sovereign Debt)
  Euro Bonds,
  1.80%, 07/25/40(c)                     EUR         110,000         152,095
============================================================================
  5.00%, 04/25/12(c)                     EUR          60,000          94,000
============================================================================
  6.50%, 04/25/11(c)                     EUR       1,950,000       3,156,122
============================================================================

Rhodia S.A. (Specialty
  Chemicals)-REGS, Sr.
  Unsec. Floating Rate
  Euro Notes, 7.33%,
  10/15/13(c)(e)                         EUR          70,000          95,233
============================================================================
                                                                   6,348,090
----------------------------------------------------------------------------

GERMANY - 23.29%

Bayerische Landesbank
  (Diversified
  Banks)-Series 103,
  Tranche 1, Sr. Unsec.
  Unsub. Medium-Term Euro
  Notes, 1.40%, 04/22/13(c)              JPY     230,000,000       2,205,800
============================================================================
Bertelsmann A.G.
  (Publishing), Sr. Unsec.
  Unsub. Euro Bonds,
  4.75%, 09/26/16(c)                     EUR         250,000         352,518
============================================================================
Bundesobligation
  (Sovereign Debt)-Series
  151, Euro Bonds, 4.25%,
  10/12/12(c)                            EUR       1,260,000       1,928,272
============================================================================
Bundesrepublik Deutschland, (Sovereign Debt)
  -Series 05,
  Euro Bonds,
  4.00%, 01/04/37(c)                     EUR       1,400,000       1,933,493
============================================================================
  -Series 06,
  Euro Bonds,
  3.75%, 01/04/17(c)                     EUR       1,030,000       1,516,568
============================================================================
Bundesschatzanweisungen (Sovereign Debt)
  Euro Bonds,
  3.50%, 09/12/08(c)                     EUR       3,850,000       5,712,122
============================================================================
  Euro Notes,
  3.25%, 06/13/08(c)                     EUR       1,435,000       2,128,419
============================================================================
Cognis GmbH (Diversified
  Chemicals)-REGS, Sr.
  Sec. Gtd. Floating Rate
  Euro Bonds, 6.95%,
  09/15/13(c)(e)                         EUR         100,000         126,011
============================================================================
Kreditanstalt fuer
  Wiederaufbau
  (Diversified Banks), Sr.
  Unsec. Gtd. Unsub.
  Global Notes, 2.05%,
  02/16/26(c)                            JPY      74,000,000         700,629
============================================================================
Landwirtschaftliche
  Rentenbank (Diversified
  Banks), Unsec. Gtd.
  Unsub. Medium-Term Euro
  Notes, 1.38%, 04/25/13(c)              JPY     150,000,000       1,436,758
============================================================================
                                                                  18,040,590
----------------------------------------------------------------------------

GREECE - 4.35%

Hellenic Republic
  Government (Sovereign
  Debt), Euro Bonds,
  5.25%, 05/18/12(c)                     EUR       2,150,000       3,373,030
============================================================================
HUNGARY - 0.18%

Agrokor (Agricultural
  Products), Sr. Gtd.
  Bonds, 7.00%, 11/23/11(c)              EUR         100,000         139,184
============================================================================

AIM INTERNATIONAL TOTAL RETURN FUND

                                                  PRINCIPAL
                                                    AMOUNT          VALUE
----------------------------------------------------------------------------
IRELAND - 2.68%

Depfa ACS Bank
  (Diversified
  Banks)-Series 686,
  Tranche 1, Sec. Unsub.
  Medium-Term Euro Notes,
  1.65%, 12/20/16(c)                     JPY     200,000,000     $ 1,856,740
============================================================================
TransCapitallnvest Ltd.
  for OJSC AK Transneft
  (Oil & Gas Storage &
  Transportation)-REGS,
  Sr. Loan Participation
  Notes, 5.38%,
  06/27/12(c)(d)                         EUR         150,000         218,165
============================================================================
                                                                   2,074,905
----------------------------------------------------------------------------

ITALY - 4.77%

Italy Buoni Poliennali Del Tesoro, (Sovereign Debt)
  Euro Bonds,
  4.50%, 08/01/10(c)                     EUR       2,040,000       3,096,931
============================================================================
  5.75%, 02/01/33(c)                     EUR         250,000         422,884
============================================================================
Italy Government
  (Sovereign Debt), Euro
  Notes, 3.80%, 03/27/08(c)              JPY      19,000,000         179,528
============================================================================
                                                                   3,699,343
----------------------------------------------------------------------------

JAPAN - 8.51%

Development Bank of Japan, (Sovereign Debt)
  Gtd. Global Bonds,
  2.30%, 03/19/26(c)                     JPY     260,000,000       2,508,276
============================================================================
  Unsec. Gtd. Global Bonds,
  1.75%, 03/17/17(c)                     JPY     110,000,000       1,049,245
============================================================================
  Unsec. Gtd. Global Notes,
  1.75%, 06/21/10(c)                     JPY     105,000,000       1,012,173
============================================================================
Japan Finance Corp. for
  Municipal Enterprises
  (Sovereign Debt), Unsec.
  Gtd. Unsub. Global
  Bonds, 1.55%, 02/21/12(c)              JPY     200,000,000       1,934,654
============================================================================
Sumitomo Mitsui Banking
  Corp. (Diversified
  Banks), Sub. Euro Notes,
  4.38%, 10/27/14(c)                     EUR          60,000          88,016
============================================================================
                                                                   6,592,364
----------------------------------------------------------------------------

LUXEMBOURG - 4.65%

Calcipar S.A. (Diversified
  Metals & Mining)-REGS,
  Sr. Unsec. Gtd. Floating
  Rate Euro Notes, 5.89%,
  07/01/14(c)(d)(e)                      EUR         150,000         175,433
============================================================================
European Investment Bank
  (Diversified Banks),
  Euro Bonds, 5.63%,
  06/07/32(c)                            GBP         605,000       1,367,988
============================================================================
International Bank for
  Reconstruction &
  Development (Diversified
  Banks), Sr. Unsec.
  Unsub. Medium-Term Euro
  Notes, 6.13%, 12/07/09(c)              GBP         870,000       1,771,210
============================================================================
Telecom Italia Finance
  S.A. (Integrated
  Telecommunication
  Services)-Series 13,
  Tranche 1, Unsec. Gtd.
  Unsub. Medium-Term Euro
  Notes, 6.88%, 01/24/13(c)              EUR         180,000         285,513
============================================================================
                                                                   3,600,144
----------------------------------------------------------------------------

MEXICO - 0.41%

Mexico Government, (Sovereign Debt)
  Global Medium-Term Notes,
  5.38%, 06/10/13(c)                     EUR         100,000         150,841
============================================================================
  -Series A,
  Euro Medium-Term Notes,
  4.25%, 06/16/15(c)                     EUR         120,000         168,341
============================================================================
                                                                     319,182
----------------------------------------------------------------------------

NETHERLANDS - 6.99%

Bank Nederlandse Gemeenten
  (Diversified Banks), Sr.
  Unsec. Unsub.
  Medium-Term Euro Notes,
  5.00%, 07/16/10(c)                     AUD       1,450,000       1,233,901
============================================================================
Netherlands Government
  (Sovereign Debt), Euro
  Bonds, 5.00%, 07/15/12(c)              EUR       1,810,000       2,841,015
============================================================================
New World Resources B.V.
  (Diversified Metals &
  Mining)-REGS, Sr. Unsec.
  Unsub. Euro Bonds,
  7.38%, 05/15/15(c)                     EUR         100,000         116,718
============================================================================
Rabobank Nederland-
  Cooperative
  Centrale
  Raiffeisen-Boerenleenbank
  B.A. (Diversified
  Banks)-Series 1691A,
  Tranche 1, Sr. Unsec.
  Unsub. Medium-Term Euro
  Notes, 1.05%, 01/22/10(c)              JPY     100,000,000         945,908
============================================================================
Royal KPN N.V. (Integrated
  Telecommunication
  Services)-Series 12,
  Tranche 1, Sr. Unsec.
  Unsub. Medium-Term Euro
  Notes, 4.75%, 01/17/17(c)              EUR         200,000         275,097
============================================================================
                                                                   5,412,639
----------------------------------------------------------------------------

NORWAY - 2.11%

Eksportfinans A.S., (Other Diversified
  Financial Services)
  Medium-Term Global Notes,
  1.60%, 03/20/14(c)                     JPY     130,000,000       1,252,864
============================================================================
  Unsec. Unsub. Global Bonds,
  1.80%, 06/21/10(c)                     JPY      40,000,000         385,383
============================================================================
                                                                   1,638,247
----------------------------------------------------------------------------

PERU - 0.29%

Peruvian Government
  (Sovereign Debt), Unsec.
  Unsub. Global Bonds,
  7.50%, 10/14/14(c)                     EUR         140,000         225,540
============================================================================

PORTUGAL - 1.03%

Portugal Obrigacoes do
  Tesouro O.T. (Sovereign
  Debt), Euro Bonds,
  4.10%, 04/15/37(c)                     EUR         590,000         796,276
============================================================================

SINGAPORE - 1.94%

Singapore Government
  (Sovereign Debt),
  Domestic Bonds, 4.38%,
  01/15/09(c)                            SGD       2,070,000       1,501,332
============================================================================

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM INTERNATIONAL TOTAL RETURN FUND

                                                  PRINCIPAL
                                                    AMOUNT          VALUE
----------------------------------------------------------------------------
SPAIN - 4.98%

Caixa d'Estalvis de
  Catalunya (Diversified
  Capital Markets), Sec.
  Mortgage-Backed Euro
  Notes, 3.50%, 03/07/16(c)              EUR     $ 1,000,000     $ 1,380,084
============================================================================
Spanish Government, (Sovereign Debt)
  Euro Bonds,
  4.20%, 07/30/13(c)                     EUR       1,290,000       1,962,380
============================================================================
  4.20%, 01/31/37(c)                     EUR         370,000         514,481
============================================================================
                                                                   3,856,945
----------------------------------------------------------------------------

SWEDEN - 1.89%

Swedish Government, (Sovereign Debt)
  -Series 1043,
  Domestic Bonds,
  5.00%, 01/28/09(c)                     SEK       3,000,000         476,973
============================================================================
  -Series 1046,
  Domestic Bonds,
  5.50%, 10/08/12(c)                     SEK       5,840,000         987,255
============================================================================
                                                                   1,464,228
----------------------------------------------------------------------------

UNITED STATES OF AMERICA - 0.96%

General Electric Capital
  Corp. (Other Diversified
  Financial Services), Sr.
  Unsec. Unsub. Medium-Term
  Euro Notes, 0.75%,
  02/05/09(c)                            JPY      50,000,000         469,505
============================================================================
Pemex Project Funding Master
  Trust (Other Diversified
  Financial Services)-REGS,
  Unsec. Gtd. Unsub. Euro
  Bonds, 6.63%, 04/04/10(c)              EUR         180,000         275,715
============================================================================
                                                                     745,220
----------------------------------------------------------------------------

UKRAINE - 0.27%

Ukraine Government
  International Bond
  (Sovereign Debt)-REGS,
  Sr. Unsec. Euro Bonds,
  4.95%, 10/13/15(c)(d)                  EUR         160,000         210,586
============================================================================

UNITED KINGDOM - 5.32%

Credit Suisse Group
  Finance Guernsey Ltd.
  (Diversified Capital
  Markets), Gtd. Sub.
  Second Tier Euro
  Notes, 3.63%, 01/23/18(c)              EUR         300,000         408,066
============================================================================
DaimlerChrysler UK Finance
  PLC (Automobile
  Manufacturers)-Series
  147, Tranche 1, Unsec.
  Gtd. Unsub. Medium-Term
  Euro Notes, 5.13%,
  02/04/08(c)                            GBP          50,000          99,430
============================================================================
Network Rail Finance PLC
  (Other Diversified
  Financial Services),
  Gtd. Medium-Term Euro
  Notes, 4.88%, 03/06/09(c)              GBP         330,000         655,993
============================================================================
United Kingdom Treasury, (Sovereign Debt)
  Bonds,
  4.75%, 09/07/15(c)                     GBP         940,000       1,906,675
============================================================================

  5.00%, 09/07/14(c)                     GBP         510,000       1,048,474
============================================================================
                                                                   4,118,638
----------------------------------------------------------------------------
  Total Non U.S. Dollar Denominated
      Bonds & Notes
     (Cost $67,162,394)                                           70,444,718
----------------------------------------------------------------------------

                                                   SHARES
----------------------------------------------------------------------------
MONEY MARKET FUNDS - 3.86%

Liquid Assets Portfolio
  -Institutional Class(f)                          1,492,818       1,492,818
============================================================================
Premier Portfolio
  -Institutional Class(f)                          1,492,818       1,492,818
============================================================================
  Total Money Market Funds
    (Cost $2,985,636)                                              2,985,636
----------------------------------------------------------------------------
TOTAL INVESTMENTS - 94.79%
  (Cost $70,148,030)                                              73,430,354
----------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES - 5.21%                              4,039,642
----------------------------------------------------------------------------
NET ASSETS - 100.00%                                             $77,469,996
============================================================================

Investment Abbreviations:

AUD        -- Australian Dollar

CAD        -- Canadian Dollar

EUR        -- Euro

GBP        -- British Pound

Gtd.       -- Guaranteed

JPY        -- Japanese Yen

REGS       -- Regulation S

Sec.       -- Secured

SEK        -- Swedish Krona

SGD        -- Singapore Dollar

Sr.        -- Senior

Sub.       -- Subordinated

Unsec.     -- Unsecured

Unsub.     -- Unsubordinated

Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

(b) Foreign denominated security. Principal amount is denominated in currency indicated.

(c) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at January 31, 2008 was $70,444,718, which represented 90.93% of the Fund's Net Assets. See Note 1A.

(d) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at January 31, 2008 was $748,966, which represented 0.97% of the Fund's Net Assets.

(e) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2008.

(f) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

                                                                               3
SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM INTERNATIONAL TOTAL RETURN FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
January 31, 2008
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

            Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

            A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

            Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

            Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

            Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

            Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM INTERNATIONAL TOTAL RETURN FUND

            Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

            The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

            Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

            The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

            The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

AIM INTERNATIONAL TOTAL RETURN FUND

F. FUTURES CONTRACTS - The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

G. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in an affiliated money market fund. The Fund and the money market fund below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in an affiliated money market fund for the three months ended January 31, 2008. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).


                                   VALUE        PURCHASES       PROCEEDS          VALUE        DIVIDEND
FUND                              10/31/07       AT COST       FROM SALES       01/31/08        INCOME
---------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio-
Institutional Class             $    758,709  $  11,228,595  $ (10,494,486)  $    1,492,818  $     13,221
---------------------------------------------------------------------------------------------------------
Premier
Portfolio-Institutional
Class                                758,709     11,228,595    (10,494,486)       1,492,818        13,265
=========================================================================================================
   TOTAL INVESTMENTS
   IN AFFILIATES                $  1,517,418  $  22,457,190  $ (20,988,972)  $    2,985,636  $     26,486
=========================================================================================================

NOTE 3 -- FUTURES CONTRACTS

On January 31, 2008, $179,172 cash collateral was segregated to cover margin requirements for open futures contracts.

                            OPEN FUTURES CONTRACTS AT PERIOD END
-------------------------------------------------------------------------------------------------
                                                                                     UNREALIZED
                                 NUMBER OF        MONTH/             VALUE          APPRECIATION
        CONTRACT                 CONTRACTS      COMMITMENT          01/31/08       (DEPRECIATION)
-------------------------------------------------------------------------------------------------
Euro-Bobl                           77        March-2008/Long    $    12,660,595   $      152,015
-------------------------------------------------------------------------------------------------
Long-Gilt                            2        March-2008/Long            439,759           (1,586)
-------------------------------------------------------------------------------------------------
U.S. Treasury 2 Year Note            6        March-2008/Long          1,279,313           16,125
-------------------------------------------------------------------------------------------------
U.S. Treasury 5 Year Note           45        March-2008/Long          5,085,000          (52,284)
=================================================================================================
                                                                      19,464,667          114,270
=================================================================================================
Euro-Bond                           24        March-2008/Short        (4,164,013)         (15,370)
-------------------------------------------------------------------------------------------------
Japanese 10 Year Bond                1        March-2008/Short        (1,295,617)         (15,943)
-------------------------------------------------------------------------------------------------
U.S  Treasury 10 Year Note           8        March-2008/Short          (933,750)         (22,000)
-------------------------------------------------------------------------------------------------
                                                                      (6,393,380)         (53,313)
=================================================================================================
                                                                 $    13,071,287   $       60,957
=================================================================================================

AIM INTERNATIONAL TOTAL RETURN FUND

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2008 was $49,412,604 and $24,210,390, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $2,832,795 and $2,868,596. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

        UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                      $       3,332,832
-------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                              (65,802)
-------------------------------------------------------------------------------------------------
Net unrealized appreciation of investment securities                            $       3,267,030
=================================================================================================

Cost of investments for tax purposes is $70,163,324.

                                 AIM JAPAN FUND
           Quarterly Schedule of Portfolio Holdings - January 31, 2008

                                                         [AIM INVESTMENTS LOGO]
                                                        --REGISTERED TRADEMARK--

AIMinvestments.com               JAP-QTR-1 1/08              A I M Advisors,Inc.

AIM JAPAN FUND

SCHEDULE OF INVESTMENTS(a)
January 31, 2008
(Unaudited)

                                                           SHARES       VALUE
                                                         ---------   -----------
FOREIGN STOCKS (JAPAN)-98.08%
AIR FREIGHT & LOGISTICS-1.01%
Kintetsu World Express Inc.                                  2,700   $    76,947
                                                                     -----------
AUTO PARTS & EQUIPMENT-2.63%
Calsonic Kansel Corp.                                       30,000       127,539
Stanley Electric Co., Ltd.                                   3,600        72,630
                                                                     -----------
                                                                         200,169
                                                                     -----------
AUTOMOBILE MANUFACTURERS-9.16%
Honda Motor Co., Ltd. (b)                                    3,100        97,830
Isuzu Motors Ltd. (b)(c)                                    18,000        78,372
Nissan Motor Co., Ltd. (b)(c)                               17,800       170,878
Suzuki Motor Corp. (c)                                       6,300       158,507
Toyota Motor Corp. (b)                                       3,500       190,490
                                                                     -----------
                                                                         696,077
                                                                     -----------
BUILDING PRODUCTS-0.83%
Daikin Industries, Ltd.                                      1,400        62,811
                                                                     -----------
COMPUTER & ELECTRONICS RETAIL-1.85%
Yamada Denki Co., Ltd. (c)                                   1,320       140,790
                                                                     -----------
COMPUTER HARDWARE-2.67%
Toshiba Corp. (b)(c)                                        30,000       202,993
                                                                     -----------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS-3.08%
Komatsu Ltd. (b)                                             6,400       154,527
Mitsui Engineering & Shipbuilding Co., Ltd.
   (b)(c)                                                   24,000        79,683
                                                                     -----------
                                                                         234,210
                                                                     -----------
CONSUMER ELECTRONICS-1.38%
Sony Corp. (b)                                               2,200       105,215
                                                                     -----------
CONSUMER FINANCE-1.81%
Aeon Credit Service Co., Ltd. (c)                            9,200       137,239
                                                                     -----------
DIVERSIFIED BANKS-8.00%
Mitsubishi UFJ Financial Group, Inc. (b)                    23,700       234,787
Mizuho Financial Group, Inc. (b)                                32       151,701
Sumitomo Mitsui Financial Group, Inc. (b)(c)                    28       221,322
                                                                     -----------
                                                                         607,810
                                                                     -----------
DIVERSIFIED CHEMICALS-2.55%
Nissan Chemical Industries, Ltd.                            10,000       123,025
Sumitomo Chemical Co., Ltd.                                 10,000        70,824
                                                                     -----------
                                                                         193,849
                                                                     -----------

                                                           SHARES       VALUE
                                                         ---------   -----------
DRUG RETAIL-0.98%
Matsumotokiyoshi Holdings Co., Ltd.(c)                       3,100   $    74,788
                                                                     -----------
EDUCATION SERVICES-1.21%
Benesse Corp. (b)                                            2,200        91,860
                                                                     -----------
ELECTRONIC EQUIPMENT MANUFACTURERS-6.89%
Hosiden Corp.                                                3,300        50,779
                                                                     -----------
IBIDEN Co., Ltd. (b)                                         1,100        71,177
Nidec Corp. (b)                                              2,700       178,300
Nippon Electric Glass Co., Ltd.                              7,000       104,750
Yaskawa Electronic Corp. (b)                                11,000       118,326
                                                                     -----------
                                                                         523,332
                                                                     -----------
HEALTH CARE EQUIPMENT-3.01%
Terumo Corp.                                                 4,200       228,725
                                                                     -----------
HOME ENTERTAINMENT SOFTWARE-3.77%
Nintendo Co., Ltd. (b)                                         400       200,007
Square Enix Co., Ltd. (c)                                    3,000        86,061
                                                                     -----------
                                                                         286,068
                                                                     -----------
HOUSEHOLD APPLIANCES-1.13%
Hitachi Koki Co., Ltd. (b)                                   6,000        85,686
                                                                     -----------
HYPERMARKETS & SUPER CENTERS-0.76%
AEON Co., Ltd.                                               4,800        58,104
                                                                     -----------
INDUSTRIAL MACHINERY-2.59%
Japan Steel Works, Ltd.  (The) (b)                           8,000       117,154
THK Co., Ltd.                                                4,000        79,383
                                                                     -----------
                                                                         196,537
                                                                     -----------
INVESTMENT BANKING & BROKERAGE-0.91%
Nomura Holdings, Inc. (b)                                    4,700        68,928
                                                                     -----------
IT CONSULTING & OTHER SERVICES-1.77%
Nomura Research Institute, Ltd.                              5,100       134,551
                                                                     -----------
LEISURE PRODUCTS-1.47%
Sankyo Co., Ltd.                                             2,100       111,992
                                                                     -----------
MARINE-2.41%
Mitsui O.S.K. Lines, Ltd. (b)                               15,000       183,002
                                                                     -----------
OFFICE ELECTRONICS-2.18%
Canon Inc. (b)                                               1,600        69,074
Konica Minolta Holdings, Inc.                                6,000        96,219
                                                                     -----------
                                                                         165,293
                                                                     -----------

AIM JAPAN FUND

                                                           SHARES       VALUE
                                                         ---------   -----------
OIL & GAS EXPLORATION & PRODUCTION-1.33%
AOC Holdings, Inc.                                           9,200   $   100,722
                                                                     -----------
PAPER PACKAGING-0.83%
Rengo Co.,Ltd. (c)                                          10,000        62,923
                                                                     -----------
PHARMACEUTICALS-2.54%
Daiichi Sankyo Co., Ltd.                                     3,600       108,014
Takeda Pharmaceutical Co. Ltd.                               1,400        84,932
                                                                     -----------
                                                                         192,946
                                                                     -----------
PHOTOGRAPHIC PRODUCTS-1.85%
Nikon Corp. (b)(c)                                           5,000       140,259
                                                                     -----------
REAL ESTATE MANAGEMENT & DEVELOPMENT-3.20%
AEON Mall Co., Ltd. (c)                                      3,200        81,866
Tokyu Land Corp. (b)                                        20,000       161,252
                                                                     -----------
                                                                         243,118
                                                                     -----------
SEMICONDUCTOR EQUIPMENT-1.26%
Tokyo Electron Ltd.                                          1,600        95,711
                                                                     -----------
SEMICONDUCTORS-2.33%
Elpida Memory, Inc. (c)(d)                                   5,000       177,295
                                                                     -----------
SPECIALTY CHEMICALS-1.04%
Shin-Etsu Chemical Co., Ltd. (b)                             1,500        79,021
                                                                     -----------
STEEL-4.04%
Daido Steel Co., Ltd.                                       16,000       106,095
                                                                     -----------
JFE Holdings, Inc. (b)                                       2,400       111,092
Yamato Kogyo Co., Ltd. (b)                                   2,400        89,863
                                                                     -----------
                                                                         307,050
                                                                     -----------
TOBACCO-3.58%
Japan Tobacco Inc. (b)                                          51       271,696
                                                                     -----------
TRADING COMPANIES & DISTRIBUTORS-7.99%
Mitsubishi Corp. (b)                                         9,200       241,200
Mitsui & Co., Ltd. (b)                                      12,000       247,057
Sojitz Corp. (b)                                            34,800       119,124
                                                                     -----------
                                                                         607,381
                                                                     -----------
TRUCKING-1.27%
Sankyu Inc. (c)                                             19,000        96,501
                                                                     -----------
WIRELESS TELECOMMUNICATION SERVICES-2.77%
KDDI Corp.                                                       9        60,779
NTT DoCoMo, Inc. (b)                                            95       149,507
                                                                     -----------
                                                                         210,286
                                                                     -----------
Foreign Stocks (Japan) (Cost $7,797,800)                               7,451,885
                                                                     -----------
MONEY MARKET FUNDS-0.82%
Liquid Assets Portfolio -Institutional
   Class(e)                                                 31,029        31,029
                                                                     -----------

                                                           SHARES       VALUE
                                                         ---------   -----------
Premier Portfolio -Institutional Class(e)                   31,029   $    31,029
                                                                     -----------
   Total Money Market Funds
      (Cost $62,058)                                                      62,058
                                                                     -----------
TOTAL INVESTMENTS (excluding investments
   purchased with cash collateral from
   securities on loan)-98.89%
   (Cost $7,859,858)                                                   7,513,943
                                                                     -----------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
   SECURITIES ON LOAN
MONEY MARKET FUNDS-14.44%
Liquid Assets Portfolio -Institutional Class
   (Cost $1,097,301)(e)(f)                               1,097,301     1,097,301
                                                                     -----------
TOTAL INVESTMENTS-113.34%
   (Cost $8,957,159)                                                   8,611,244
                                                                     -----------
OTHER ASSETS LESS LIABILITIES-(13.34)%                                (1,013,326)
                                                                     -----------
NET ASSETS-100.00%                                                   $ 7,597,918
                                                                     ===========

Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at January 31, 2008 was $4,481,383, which represented 58.98% of the Fund's Net Assets. See Note 1A.

(c)  All or a portion of this security was out on loan at January 31, 2008.

(d)  Non-income producing security.

(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(f) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.            2

AIM JAPAN FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDING
January 31, 2008
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM JAPAN FUND

A. SECURITY VALUATIONS (CONTINUED)- Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. RISKS INVOLVED IN INVESTING IN THE FUND - Investing in a single-country mutual fund involves greater risk than investing in a more diversified fund due to lack of exposure to other countries. The political and economic conditions and changes in regulatory, tax or economic policy in a single country could significantly affect the market in that country and in surrounding or related countries.

E. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

AIM JAPAN FUND

F. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded.

     Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended January 31, 2008. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                    VALUE      PURCHASES   PROCEEDS FROM     VALUE    DIVIDEND
FUND               10/31/07     AT COST        SALES       01/31/08    INCOME
----               --------   ----------   -------------   --------   --------
Liquid Assets
   Portfolio -
   Institutional
   Class           $192,264   $  592,408    $  (753,643)    $31,029    $1,632

Premier
   Portfolio-
   Institutional
   Class            192,264      592,408       (753,643)     31,029     1,646
                   --------   ----------    -----------     -------    ------
   SUBTOTAL        $384,528   $1,184,816    $(1,507,286)    $62,058    $3,278
                   ========   ==========    ===========     =======    ======

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                          VALUE       PURCHASES     PROCEEDS       VALUE     DIVIDEND
FUND                     10/31/07      AT COST     FROM SALES    01/31/08     INCOME*
----                    ----------   ----------   -----------   ----------   --------
Liquid Assets
   Portfolio -
   Institutional
   Class                $1,878,928   $1,815,634   $(2,597,261)  $1,097,301    $1,881
                        ----------   ----------   -----------   ----------    ------
   TOTAL INVESTMENTS
      IN AFFILIATES     $2,263,456   $3,000,450   $(4,104,547)  $1,159,359    $5,159
                        ==========   ==========   ===========   ==========    ======

*    Net of compensation to counterparties.

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

     At January 31, 2008, securities with an aggregate value of $1,050,113 were on loan to brokers. The loans were secured by cash collateral of $1,097,301 received by the Fund and subsequently invested in an affiliated money market fund.

AIM JAPAN FUND

For the three months ended January 31, 2008, the Fund received dividends on cash collateral investments of $1,881 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2008 was $2,617,192 and $2,440,379, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities            $ 247,517
Aggregate unrealized (depreciation) of investment securities           (692,022)
                                                                      ---------
Net unrealized appreciation (depreciation) of investment securities   $(444,505)
                                                                      =========

Cost of investments for tax purposes is $9,055,749.

                              AIM LIBOR ALPHA FUND
           Quarterly Schedule of Portfolio Holdings - January 31, 2008

                                                         [AIM INVESTMENTS LOGO]
                                                        --REGISTERED TRADEMARK--

AIMinvestments.com               LAL-QTR-1 1/08              A I M Advisors,Inc.

AIM LIBOR ALPHA FUND

SCHEDULE OF INVESTMENTS (a)
January 31, 2008
(Unaudited)

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       -----------   -----------
BONDS & NOTES-44.08%
CONSUMER FINANCE-5.02%
GMAC LLC, Sr. Unsec. Unsub.
   Floating Rate Global Notes,
   6.12%, 05/15/09(b)(c)                               $ 1,000,000   $   935,040
                                                                     -----------
Toyota Motor Credit Corp.-Series
   380, Unsec. Unsub. Medium
   Term Euro Notes, 6.75%,
   09/21/09(c)                                           1,000,000       767,440
                                                                     -----------
                                                                       1,702,480
                                                                     -----------
DATA PROCESSING & OUTSOURCED SERVICES-0.75%
Broadridge Financial Solutions
   Inc., Sr. Unsec. Notes, 6.13%,
   06/01/17(c)                                             260,000       253,058
                                                                     -----------
DIVERSIFIED BANKS-5.79%
Banco Mercantil del Norte S.A.
   (Mexico), Unsec. Sub. First Tier
   Bonds, 6.86%, 10/13/21
   (Acquired 10/15/07; Cost
   $298,035)(c)(d)                                         300,000       297,705
                                                                     -----------
First Union Capital I-Series
   A, Jr. Gtd. Sub. Trust
   Pfd. Capital Securities,
   7.94%, 01/15/27(c)                                      500,000       512,715
                                                                     -----------
HSBC America Capital Trust
   II, Gtd. Trust Pfd.
   Capital Securities, 8.38%,
   05/15/27 (Acquired
   10/31/07; Cost
   $634,400)(c)(d)(e)                                      610,000       639,060
                                                                     -----------
Wachovia Capital Trust I,
   Trust Pfd. Capital
   Securities, 7.64%,
   01/15/27 (Acquired
   11/08/07; Cost
   $504,900)(c)(d)                                         495,000       514,582
                                                                     -----------
                                                                       1,964,062
                                                                     -----------
ELECTRICAL COMPONENTS & EQUIPMENT-1.24%
NXP B.V./NXP Funding LLC
   (Netherlands), Sr. Sec.
   Gtd. Floating Rate Global
   Notes, 7.01%,
   10/15/13(b)(c)                                          500,000       420,000
                                                                     -----------
HEALTH CARE EQUIPMENT-0.47%
   Covidien International
   Finance S.A., Sr. Unsec.
   Gtd. Unsub. Notes, 6.00%,
   10/15/17 (Acquired
   10/17/07; Cost
   $149,891)(c)(d)                                         150,000       158,290
                                                                     -----------

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       -----------   -----------
HEALTH CARE FACILITIES-1.54%
Impress Holdings B.V.
   (Netherlands), Sr. Sec.
   Gtd. Floating Rate Bonds,
   7.38%, 09/15/13 (Acquired
   09/15/06; Cost
   $575,000)(b)(c)(d)                                  $   575,000  $    524,211
                                                                     -----------
HOMEBUILDING-3.00%
   Centex Corp., Sr. Unsec.
   Notes, 4.88%, 08/15/08(c)                             1,035,000     1,019,351
                                                                     -----------
HOTELS, RESORTS & CRUISE LINES-0.74%
NCL Corp. Ltd., Gtd. Sr.
   Unsec. Unsub. Global
   Notes, 10.63%, 07/15/14(c)                              250,000       252,500
                                                                     -----------
MORTGAGE REIT'S-5.91%
iStar Financial Inc.,
   Sr. Unsec. Floating Rate Notes,
   5.51%, 03/03/08(b)(c)                                 1,000,000     1,000,740
                                                                     -----------
Sr. Unsec. Notes,
   7.00%, 03/15/08(c)                                    1,000,000     1,004,750
                                                                     -----------
                                                                       2,005,490
                                                                     -----------
MULTI-UTILITIES-0.67%
   PSEG Energy Holdings LLC,
   Sr. Unsec. Global Notes,
   8.63%, 02/15/08(c)                                      224,000       228,480
                                                                     -----------
OTHER DIVERSIFIED FINANCIAL SERVICES-14.94%
BankAmerica Capital
   II-Series 2, Jr. Unsec.
   Gtd. Sub. Trust Pfd.
   Capital Securities, 8.00%,
   12/15/26(c)                                             370,000       384,733
                                                                     -----------
Capmark Financial Group
   Inc., Sr. Unsec. Gtd.
   Floating Rate Notes,
   5.53%, 05/10/10 (Acquired
   10/02/07-11/05/07; Cost
   $1,377,500)(b)(c)(d)                                  1,500,000     1,130,610
                                                                     -----------
Countrywide Home Loans,
   Inc.-Series L, Unsec. Gtd.
   Unsub. Medium Term Global
   Notes, 3.25%, 05/21/08(c)                             1,500,000     1,466,250
                                                                     -----------
JPM Chase Capital
   XXI-Series U, Jr. Sub.
   Gtd. Floating Rate Global
   Bonds, 5.84%,
   02/02/37(b)(c)                                          800,000       606,243
                                                                     -----------
JPM Chase Capital XXIII, Jr.
   Sub. Gtd. Floating Rate
   Global Notes, 5.87%,
   05/15/47(b)(c)                                          750,000       546,848
                                                                     -----------
Lazard Group, Sr. Unsec.
   Global Notes, 6.85%,
   06/15/17(c)                                             385,000       369,527
                                                                     -----------

AIM LIBOR ALPHA FUND

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       -----------   -----------
OTHER DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)
NB Capital Trust II, Jr.
   Gtd. Sub. Trust Pfd.
   Capital Securities, 7.83%,
   12/15/26(c)                                         $   545,000   $   565,132
                                                                     -----------
                                                                       5,069,343
                                                                     -----------
PAPER PRODUCTS-0.52%
Mercer International Inc.,
   Sr. Unsec. Global Notes,
   9.25%, 02/15/13(c)                                      200,000       175,000
                                                                     -----------
REGIONAL BANKS-1.00%
Popular North America
   Inc.-Series E, Sr. Medium
   Term Notes, 3.88%,
   10/01/08(c)                                             340,000       340,826
                                                                     -----------
SPECIALIZED REIT'S-1.38%
HCP Inc., Sr. Unsec. Medium
   Term Notes, 6.70%,
   01/30/18(c)                                             500,000       466,940
                                                                     -----------
THRIFTS & MORTGAGE FINANCE-1.11%
Countrywide Financial Corp.,
   Unsec. Gtd. Unsub. Medium
   Term Global Notes, 5.80%,
   06/07/12(c)                                              90,000        81,900
                                                                     -----------
Washington Mutual, Inc., Sr.
   Unsec. Global Floating
   Rate Notes, 5.13%,
   08/25/08(b)(c)                                          300,000       294,003
                                                                     -----------
                                                                         375,903
                                                                     -----------
      Total Bonds & Notes
      (Cost $15,766,938)                                              14,955,934
                                                                     -----------
ASSET-BACKED SECURITIES-43.17%
ASSET-BACKED SECURITIES - CONSUMER RECEIVABLES-12.19%
Long Beach Mortgage Loan
   Trust-Series 2006-7, Class
   2A1, Floating Rate Pass
   Through Ctfs., 3.43%,
   08/25/36(b)(c)                                          476,068       466,568
                                                                     -----------
Morgan Stanley ABS Capital
   I-Series 2005-HE4, Class
   A2B, Floating Rate Pass
   Through Ctfs., 3.62%,
   07/25/35(b)(c)                                           57,648        57,453
                                                                     -----------
Residential Asset Securities
   Corp.-Series 2007 KS4,
   Class A1, Floating Rate
   Pass Through Ctfs., 3.48%,
   05/25/37(b)(c)                                          829,786       806,644
                                                                     -----------
Saxon Asset Securities Trust,
   -Series 2004-2, Class MV3,
   Floating Rate Pass Through Ctfs.,
   5.28%, 08/25/35(b)(e)                                   849,231       662,931
                                                                     -----------
   -Series 2007-2, Class A2A,
   Floating Rate Pass Through Ctfs.,
   3.48%, 05/25/47(b)(c)                                   828,787       795,368
                                                                     -----------
Structured Asset Securities
   Corp.-Series 2007-EQ1,
   Class A2, Floating Rate
   Pass Through Ctfs., 3.47%,
   03/25/37(b)(c)                                          850,027       797,413
                                                                     -----------

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       -----------   -----------
ASSET-BACKED SECURITIES - CONSUMER RECEIVABLES-
   (CONTINUED)
Wells Fargo Home Equity
   Trust-Series 2006-3, Class
   A1, Floating Rate Pass
   Through Ctfs., 3.43%,
   01/25/37(b)(c)                                      $   558,071   $   547,977
                                                                     -----------
                                                                       4,134,354
                                                                     -----------
ASSET-BACKED SECURITIES - MANUFACTURED HOUSING-0.55%
Vanderbilt Mortgage Finance,
   -Series 2002-C, Class A4,
   Pass Through Ctfs.,
   6.57%, 08/07/24(c)                                      105,000       109,055
                                                                     -----------
   -Series 2002-B, Class A4,
   Pass Through Ctfs.,
   5.84%, 02/07/26(c)                                       80,000        79,241
                                                                     -----------
                                                                         188,296
                                                                     -----------
COLLATERALIZED MORTGAGE OBLIGATIONS-26.97%
Banc Of America Mortgage
   Securities-Series 2004-D,
   Class 2A2, Floating Rate
   Pass Through Ctfs., 4.20%,
   05/25/34(b)(c)                                          995,255     1,001,676
                                                                     -----------
BNC Mortgage Loan
   Trust-Series 2007-2, Class
   A2, Floating Rate Pass
   Through Ctfs., 3.48%,
   05/25/37(b)(c)                                          861,336       803,422
                                                                     -----------
Countrywide Asset-Backed
   Certificates-Series
   2007-BC2, Class 2A1,
   Floating Rate Pass Through
   Ctfs., 3.47%,
   06/25/37(b)(c)                                          641,519       614,906
                                                                     -----------
Fannie Mae REMIC-Series
   2003-112, Class FA,
   Floating Rate Pass Through
   Ctfs., 3.88%,
   01/25/28(b)(c)                                          825,666       827,045
                                                                     -----------
Fannie Mae Whole Loan-Series
   2004-W5, Class F1,
   Floating Rate Pass Through
   Ctfs., 3.83%,
   02/25/47(b)(c)                                          384,663       386,061
                                                                     -----------
Freddie Mac REMIC,
   -Series 2399, Class XF,
   Floating Rate Pass Through Ctfs.,
   5.19%, 01/15/32(b)(c)                                   445,528       451,031
                                                                     -----------
   -Series 2470, Class JF,
   Floating Rate Pass Through Ctfs.,
   5.24%, 12/15/31(b)(c)                                   675,247       687,573
                                                                     -----------
GS Mortgage Securities Corp.
   II-Series 2007-EOP, Class
   J, Floating Rate Pass
   Through Ctfs., 5.39%,
   03/06/20 (Acquired
   06/01/07; Cost
   $225,000)(b)(c)(d)                                      225,000       207,161
                                                                     -----------
JP Morgan Chase Commercial
   Mortgage Securities
   Corp.-Series 2005-FL1A,
   Class A1, Floating Rate
   Pass Through Ctfs., 4.35%,
   02/15/19 (Acquired
   05/31/06; Cost
   $16,526)(b)(c)(d)                                        16,863        16,435
                                                                     -----------


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.            2

AIM LIBOR ALPHA FUND

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       -----------   -----------
COLLATERALIZED MORTGAGE OBLIGATIONS-(CONTINUED)
Morgan Stanley ABS Capital
   I-Series 2007-NC2, Class
   A2A, Floating Rate Pass
   Through Ctfs., 3.49%,
   02/25/37(b)(c)                                      $   764,386   $   745,161
                                                                     -----------
Morgan Stanley Capital
   I-Series 2007-IQ16, Class
   A4, Pass Through Ctfs.,
   5.81%, 12/12/49(c)                                      320,000       322,553
                                                                     -----------
Nissan Auto Receivables
   Owner Trust-Series 2006-B,
   Class A3, Pass Through
   Ctfs., 5.16%, 02/15/10(c)                               588,826       593,618
                                                                     -----------
Structured Adjustable Rate Mortgage Loan Trust,
   -Series 2004-1, Class 3A1,
   Pass Through Ctfs.,
   7.20%, 02/25/34(c)                                      194,372       197,339
                                                                     -----------
   -Series 2005-11, Class 1A1,
   Pass Through Ctfs.,
   5.51%, 05/25/35(c)                                      192,184       187,873
                                                                     -----------
Wells Fargo Home Equity
   Trust-Series 2007-2, Class
   A1, Floating Rate Pass
   Through Ctfs., 3.47%,
   04/25/37(b)(c)                                          855,679       824,369
                                                                     -----------
Wells Fargo Mortgage Backed
   Securities Trust,-Series
   2004-S, Class A1, Pass
   Through Ctfs., 3.54%,
   09/25/34(c)                                           1,303,411     1,283,129
                                                                     -----------
                                                                       9,149,352
                                                                     -----------
CREDIT CARDS-3.43%
Bank of America Credit Card
   Trust-Series 2006-C7,
   Class C7, Floating Rate
   Pass Through Ctfs., 4.47%,
   03/15/12(b)(c)                                          500,000       472,855
                                                                     -----------
MBNA Credit Card Master Note
   Trust-Series 2005-C3,
   Class C, Floating Rate
   Pass Through Ctfs., 4.51%,
   03/15/11(b)(c)                                          700,000       690,491
                                                                     -----------
                                                                       1,163,346
                                                                     -----------
HOME EQUITY LOAN-0.03%
Countrywide Asset-Backed
   Certificates-Series
   2007-9, Class B, Floating
   Rate Pass Through Ctfs.,
   5.88%, 11/25/37 (Acquired
   06/04/07; Cost
   $110,648)(b)(c)(d)                                      140,000        11,063
                                                                     -----------
      Total Asset-Backed Securities
         (Cost $15,196,570)                                           14,646,411
                                                                     -----------

                                                          SHARES        VALUE
                                                       -----------   -----------
PREFERRED STOCKS-4.34%
ASSET MANAGEMENT & CUSTODY BANKS-2.88%
Auction Pass Through Trust
   -Series 2007-T3, Class A
   8.25% Pfd. (Acquired
   10/22/07; Cost
   $975,000)(b)(d)(e)                                           13   $   976,653
                                                                     -----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS-1.46%
   AES Trust VII, 6% Trust Pfd.                             10,000       495,000
                                                                     -----------
      Total Preferred Stocks
         (Cost $1,472,700)                                             1,471,653
                                                                     -----------

                                                        PRINCIPAL
                                                         AMOUNT
                                                       -----------
U.S. MORTGAGE BACKED SECURITIES-3.34%
FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-2.39%
Floating Rate Pass Through Ctfs.,
   6.53%, 07/01/36(b)(c)                               $   782,644       812,628
                                                                     -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-0.95%
Floating Rate Pass Through Ctfs.,
   6.73%, 11/01/32(b)(c)                                   313,941       321,881
                                                                     -----------
   Total U.S. Mortgage Backed Securities
      (Cost $1,109,952)                                                1,134,509
                                                                     -----------
CERTIFICATES OF DEPOSITS-2.95%
Washington Mutual,
   Inc./Henderson N.V.,
   3.98%, 04/18/08(b)(c)
      (Cost $991,828)                                    1,000,000     1,001,440
                                                                     -----------
U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-0.47%
FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-0.18%
Unsec. Disc. Notes,
   4.33%, 02/04/08(f)(g)                                    60,000        59,978
                                                                     -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-0.29%
Sr. Unsec. Disc. Notes,
   4.19%, 04/07/08(c)(f)(g)                                 50,000        49,767
                                                                     -----------
   2.58%, 06/10/08(c)(f)(g)                                 50,000        49,552
                                                                     -----------
                                                                          99,319
                                                                     -----------
      Total U.S. Government Sponsored
         Agency Securities
         (Cost $159,129)                                                 159,297
                                                                     -----------


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.            3

AIM LIBOR ALPHA FUND

                                                          SHARES        VALUE
                                                       -----------   -----------
MONEY MARKET FUNDS-0.64%
Liquid Assets Portfolio
   -Institutional Class(h)                                 107,877   $   107,877
                                                                     -----------
Premier Portfolio
   -Institutional Class(h)                                 107,877       107,877
                                                                     -----------
      Total Money Market Funds
         (Cost $215,754)                                                 215,754
                                                                     -----------
TOTAL INVESTMENTS-98.99%
   (Cost $34,912,871)                                                 33,584,998
                                                                     -----------
OTHER ASSETS LESS LIABILITIES-1.01%                                      343,672
                                                                     -----------
NET ASSETS-100.00%                                                   $33,928,670
                                                                     -----------

Investment Abbreviations:

ABS      -- Asset Backed Security
Ctfs.    -- Certificates
Disc.    -- Discounted
Gtd.     -- Guaranteed
Jr.      -- Junior
Pfd.     -- Preferred
REIT     -- Real Estate Investment Trust
REMIC    -- Real Estate Mortgage Investment Conduit
Sec.     -- Secured
Sr.      -- Senior
Sub.     -- Subordinated
Unsec.   -- Unsecured
Unsub.   -- Unsubordinated

Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

(b) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2008.

(c) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at January 31, 2008 was $31,174,682, which represented 91.88% of the Fund's Net Assets. See Note 1A.

(d) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at January 31, 2008 was $4,475,770, which represented 13.19% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(e) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at January 31, 2008 was $2,278,644, which represented 6.72% of the Fund's Net Assets.

(f) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(g) All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1F and Note 4.

(h) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.            4

AIM LIBOR ALPHA FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
January 31, 2008
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board

AIM LIBOR ALPHA FUND
     of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund

AIM LIBOR ALPHA FUND
     could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

F. FUTURES CONTRACTS - The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

G. SWAP AGREEMENTS - The Fund may enter into various swap transactions, including interest rate, index, currency exchange rate and credit default swap contracts ("CDS") for investment purposes or to manage interest rate, currency or credit risk.

          Interest rate, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index.

          A CDS is an agreement between two parties ("Counterparties") to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying an upfront payment and/or a fixed payment over the life of the agreement to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver the corresponding bonds, or other similar bonds issued by the same reference entity to the seller, and the seller would pay the full notional value, or the "par value", of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive an upfront payment and/or a fixed payment over the life of the agreement. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer the full notional value of the referenced obligation, and the Fund would receive the corresponding bonds or similar bonds issued by the same reference entity. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. Because the CDS is a bilateral agreement between Counterparties, the transaction can alternatively be settled by a cash payment in the case of a credit event.

          Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities.

H. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

AIM LIBOR ALPHA FUND

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the three months ended January 31, 2008. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

                            VALUE     PURCHASES      PROCEEDS       VALUE    DIVIDEND
FUND                      10/31/07     AT COST      FROM SALES    01/31/08    INCOME
----                      --------   -----------   ------------   --------   --------
Liquid Assets
   Portfolio -
   Institutional Class    $172,217   $ 6,797,149   $ (6,861,489)  $107,877    $ 7,483
Premier  Portfolio-
   Institutional Class     172,217     6,797,149     (6,861,489)   107,877      7,556
                          --------   -----------   ------------   --------    -------
   TOTAL INVESTMENTS
      IN AFFILIATES       $344,434   $13,594,298   $(13,722,978)  $215,754    $15,039
                          ========   ===========   ============   ========    =======

NOTE 3 -- FOREIGN CURRENCY CONTRACTS

             OPEN FOREIGN CURRENCY CONTRACTS AT PERIOD END

                      CONTRACT TO                         UNREALIZED
SETTLEMENT   -----------------------------     VALUE     APPRECIATION
   DATE         DELIVER            RECEIVE   01/31/08   (DEPRECIATION)
----------   -------------   -------------   --------   --------------
 03/10/08    NZD   920,000   USD   697,581   $721,411      $(23,830)

CURRENCY ABBREVIATIONS:
NZD -- NEW ZEALAND DOLLAR
USD-- U.S. DOLLAR

NOTE 4 -- FUTURES CONTRACTS

On January 31, 2008, U.S. Government sponsored obligations with a value of $159,293 were pledged as collateral to cover margin requirements for open futures contracts.

                      OPEN FUTURES CONTRACTS AT PERIOD END

                                                                          UNREALIZED
                             NUMBER OF       MONTH/          VALUE       APPRECIATION
CONTRACT                     CONTRACTS     COMMITMENT       01/31/08    (DEPRECIATION)
--------                     ---------   --------------   -----------   --------------
U.S. Treasury 5 Year Notes       42       Mar-2008/Long   $ 4,746,000      $122,813
U.S. Treasury 2 Year Notes        4      Mar-2008/Short      (852,875)      (10,821)
U.S. Treasury Long Bonds         25      Mar-2008/Short    (2,982,812)      (48,991)
                                                                           --------
                                                                           $ 63,001
                                                                           ========

AIM LIBOR ALPHA FUND

NOTE 5 -- CREDIT DEFAULT SWAP AGREEMENTS

                               OPEN CREDIT DEFAULT SWAP AGREEMENTS AT PERIOD-END

                                                                                  NOTIONAL     UNREALIZED
                                         BUY/SELL    (PAY)/RECEIVE   EXPIRATION    AMOUNT     APPRECIATION
COUNTERPARTY         REFERENCE ENTITY   PROTECTION     FIXED RATE       DATE        (000)    (DEPRECIATION)
------------         ----------------   ----------   -------------   ----------   --------   --------------
Lehman Bros.
   Special
Financing Inc.        CIT Group Inc.       Sell         3.15%        12/20/2008    $ 1,000      $(35,100)

Lehman Bros.
   Special
Financing Inc.          MBIA Inc.          Sell         1.75%        12/20/2008      1,000      (107,582)

Lehman Bros.
   Special           Tenet Healthcare
Financing Inc.             Corp.           Sell         3.75%        12/20/2008      1,000         2,979

   Merrill Lynch      AMBAC Financial
   International        Group, Inc.        Sell         6.75%        12/20/2008        500       (34,483)

   Merrill Lynch        Residential
   International       Capital, LLC        Sell         5.00%(a)     03/20/2008        500       (11,161)

Morgan Stanley &
Co. International
       PLC               SLM Corp.         Sell         0.80%        09/20/2008      2,000       (44,485)

   UBS A.G.           AMBAC Financial
                        Group, Inc.        Sell         5.10%        12/20/2008        500       (41,133)

   UBS A.G.           AMBAC Financial
                        Group, Inc.        Sell        11.00%        12/20/2008        435       (15,099)

   UBS A.G.            CDX Emerging
                       Market Index        Sell         1.75%(b)     12/20/2012      1,000        (1,252)

   UBS A.G.              MBIA Inc.         Sell         7.10%        12/20/2008        450       (28,948)


   UBS A.G.             Residential
                       Capital, LLC        Sell         5.00%(c)     03/20/2008      1,000       (33,811)

   UBS A.G.          Pulte Homes, Inc.     Sell         4.20%        12/20/2008      1,000        (1,785)

   SUBTOTAL PROTECTION SELL                                                        $10,835     $(351,860)

   UBS A.G.            United Parcel
                       Service, Inc.       Buy         (0.26)%       12/20/2017        225         2,906

                                                                                               ---------
   TOTAL CREDIT DEFAULT SWAP AGREEMENTS                                                        $(348,954)
                                                                                               =========

(a)  Unamortized premium at period-end of $12,967.

(b)  Unamortized premium at period-end of $18,441.

(c)  Unamortized premium at period-end of $14,444.

AIM LIBOR ALPHA FUND

NOTE 6 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2008 was $13,426,621 and $22,126,888, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities                  $   190,817
Aggregate unrealized (depreciation) of investment securities                 (1,518,690)
                                                                            -----------
Net unrealized appreciation (depreciation) of investment securities         $(1,327,873)
                                                                            ===========

Cost of investments is the same for tax and financial statement purposes.

                            AIM TRIMARK ENDEAVOR FUND
           Quarterly Schedule of Portfolio Holdings - January 31, 2008

                                                         [AIM INVESTMENTS LOGO]
                                                        --REGISTERED TRADEMARK--

AIMinvestments.com              T-END-QTR-1 1/08             A I M Advisors,Inc.

AIM Trimark Endeavor Fund

SCHEDULE OF INVESTMENTS(A)
January 31, 2008
(Unaudited)

                                                        SHARES         VALUE
                                                      ----------   ------------
DOMESTIC COMMON STOCKS -71.15%
APPAREL RETAIL-6.34%
Ross Stores, Inc.                                        386,800   $ 11,275,220
                                                                   ------------
APPAREL, ACCESSORIES & LUXURY GOODS-5.69%
Liz Claiborne, Inc.                                      462,200     10,117,558
                                                                   ------------
AUTOMOTIVE RETAIL-1.67%
AutoZone, Inc. (b)                                        24,500      2,961,560
                                                                   ------------
BREWERS-4.52%
Molson Coors Brewing Co. -Class B                        179,808      8,032,023
                                                                   ------------
COMMUNICATIONS EQUIPMENT-2.90%
Plantronics, Inc.                                        270,000      5,157,000
                                                                   ------------
HEALTH CARE EQUIPMENT-10.14%
Kinetic Concepts, Inc. (b)                               184,500      9,184,410
Zimmer Holdings, Inc. (b)                                112,900      8,836,683
                                                                   ------------
                                                                     18,021,093
                                                                   ------------
HEALTH CARE SERVICES-5.81%
AMN Healthcare Services, Inc. (b)                        660,800     10,321,696
                                                                   ------------
HOME FURNISHINGS-5.03%
Tempur-Pedic International Inc.                          451,000      8,938,820
                                                                   ------------
HUMAN RESOURCE & EMPLOYMENT SERVICES-5.67%
Manpower Inc.                                            179,000     10,070,540
                                                                   ------------
INDUSTRIAL MACHINERY-2.60%
Graco Inc.                                               135,300      4,629,966
                                                                   ------------
INSURANCE BROKERS-2.63%
Arthur J. Gallagher & Co.                                183,900      4,672,899
                                                                   ------------
LEISURE PRODUCTS-8.14%
Polaris Industries Inc.                                   72,500      3,149,400
                                                                   ------------
Pool Corp.                                               459,000     11,309,760
                                                                   ------------
                                                                     14,459,160
LIFE & HEALTH INSURANCE-4.77%
Unum Group                                               375,000      8,482,500
TRUCKING-5.24%
Con-way Inc.                                             191,300      9,314,397
                                                                   ------------
   Total Domestic Common Stocks
      (Cost $140,532,350)                                           126,454,432
                                                                   ------------

                                                        SHARES         VALUE
                                                      ----------   ------------
FOREIGN COMMON STOCKS & OTHER EQUITY
   INTERESTS-24.39%
AUSTRIA-4.61%
Vienna Inusrance Group (Multi-Line
   Insurance) (c)                                        106,300   $  8,189,859
                                                                   ------------
CANADA-3.76%
Tim Hortons, Inc. (Restaurants) (d)                       92,172      3,156,891
Tim Hortons, Inc. (Restaurants)                          103,000      3,525,304
                                                                   ------------
                                                                      6,682,195
                                                                   ------------
IRELAND-4.36%
DCC PLC (Industrial Conglomerates) (c)                    99,700      2,757,945
Kingspan Group PLC (Building Products) (c)               192,600      2,687,204
Ryanair Holdings PLC -ADR (Airlines) (b)                  68,800      2,299,296
                                                                   ------------
                                                                      7,744,445
                                                                   ------------
MEXICO-5.75%
Grupo Modelo, S.A.B. de C.V. -Series C
   (Brewers)                                           1,109,100      5,100,959
Grupo Televisa S.A. -ADR (Broadcasting &
   Cable TV)                                             230,000      5,126,700
                                                                   ------------
                                                                     10,227,659
                                                                   ------------
SWEDEN-1.87%
Hoganas A.B. -Class B (Steel) (c)                        175,500      3,323,365
                                                                   ------------

UNITED KINGDOM-4.04%
HBOS PLC (Diversified Banks)                             520,000      7,181,630
                                                                   ------------
   Total Foreign Common Stocks & Other Equity
      Interests
         (Cost $41,473,781)                                          43,349,153
                                                                   ------------
MONEY MARKET FUNDS-2.36%
Liquid Assets Portfolio -Institutional
   Class(e)                                            2,099,729      2,099,729
Premier Portfolio -Institutional Class(e)              2,099,729      2,099,729
   Total Money Market Funds
      (Cost $4,199,458)                                               4,199,458
                                                                   ------------
TOTAL INVESTMENTS-97.90%
   (Cost $186,205,589)                                              174,003,043
                                                                   ------------
OTHER ASSETS LESS LIABILITIES-2.10%                                   3,734,025
                                                                   ------------
NET ASSETS-100.00%                                                  177,737,068
                                                                   ============

Investment Abbreviations:

ADR  -- American Depositary Receipt

AIM Trimark Endeavor Fund

Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

(b)  Non-income producing security.

(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at January 31, 2008 was $16,958,373, which represented 9.54% of the Fund's Net Assets. See Note 1A.

(d)  Traded on New York Stock Exchange.

(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Trimark Endeavor Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
January 31, 2008
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM Trimark Endeavor Fund

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

AIM Trimark Endeavor Fund

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the three months ended January 31, 2008. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

                         VALUE      PURCHASES AT   PROCEEDS FROM      VALUE     DIVIDEND
FUND                    10/31/07        COST           SALES        01/31/08     INCOME
----                  -----------   ------------   -------------   ----------   --------
Liquid Assets
   Portfolio -
   Institutional
   Class              $ 5,370,329    $11,362,782   $(14,633,382)   $2,099,729   $ 54,228
Premier Portfolio-
   Institutional
   Class                5,370,329     11,362,782    (14,633,382)    2,099,729     54,527
                      -----------    -----------   ------------    ----------   --------
   TOTAL
      INVESTMENTS
      IN AFFILIATES   $10,740,658    $22,725,564   $(29,266,764)   $4,199,458   $108,755
                      ===========    ===========   ============    ==========   ========

NOTE 3 -- FOREIGN CURRENCY CONTRACTS

                  OPEN FOREIGN CURRENCY CONTRACTS AT PERIOD END

                     CONTRACT TO
SETTLEMENT   ---------------------------      VALUE      UNREALIZED
   DATE         DELIVER        RECEIVE      01/31/08    APPRECIATION
----------   ------------   ------------   ----------   ------------
04/15/08     EUR3,000,000   USD4,462,800   $4,450,185      $12,615

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2008 was $5,820,445 and $32,815,348 respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $ 11,283,769
Aggregate unrealized (depreciation) of investment securities    (23,486,349)
                                                               ------------
Net unrealized appreciation (depreciation) of investment
   securities                                                  $(12,202,580)
                                                               ============

Cost of investments for tax purposes is $186,205,623

                                AIM TRIMARK FUND
           Quarterly Schedule of Portfolio Holdings - January 31, 2008

                                                         [AIM INVESTMENTS LOGO]
                                                        --REGISTERED TRADEMARK--

AIMinvestments.com              T-TRI-QTR-1 1/08            A I M Advisors, Inc.

AIM TRIMARK FUND

SCHEDULE OF INVESTMENTS(A)
January 31, 2008
(Unaudited)

                                                            SHARES      VALUE
                                                           -------   -----------
FOREIGN COMMON STOCKS & OTHER EQUITY INTERESTS-67.32%
AUSTRIA-4.01%
Erste Bank der oesterreichischen Sparkassen
   A.G. (Diversified Banks) (b)                             10,400   $   565,688
Wienerberger A.G. (Building Products) (b)                   36,252     1,678,217
                                                                     -----------
                                                                       2,243,905
                                                                     -----------
DENMARK-0.55%
Alk-Abello A.S. (Pharmaceuticals) (b)                        2,800       307,563
FINLAND-3.50%
Nokian Renkaat Oyj (Tires & Rubber) (b)                     57,700     1,960,889
FRANCE-3.92%
Accor S.A. (Hotels, Resorts & Cruise Lines)
   (b)                                                      28,700     2,197,491
                                                                     -----------
GERMANY-6.54%
Adidas A.G. (Apparel, Accessories & Luxury
   Goods) (b)                                               33,100     2,114,046
Bayerische Motoren Werke A.G. (Automobile
   Manufacturers) (b)                                       28,000     1,549,096
                                                                     -----------
                                                                       3,663,142
                                                                     -----------
IRELAND-7.97%
Anglo Irish Bank Corp. PLC (Diversified
   Banks) (b)                                              145,941     2,056,771
Kerry Group PLC -Class A (Packaged Foods &
   Meats)                                                   38,300     1,028,736
Ryanair Holdings PLC -ADR (Airlines) (c)                    41,300     1,380,246
                                                                     -----------
                                                                       4,465,753
                                                                     -----------
JAPAN-0.85%
Canon Inc. (Office Electronics) (b)                         11,000       474,886
                                                                     -----------
MEXICO-9.67%
Cemex S.A.B. de C.V. -ADR -Participation
   Ctfs. (Construction Materials) (c)                       65,094     1,764,698
Grupo Modelo, S.A.B. de C.V. -Series C
   (Brewers)                                               238,100     1,095,067
Grupo Televisa S.A. -ADR (Broadcasting &
   Cable TV)                                               114,800     2,558,892
                                                                     -----------
                                                                       5,418,657
                                                                     -----------
NETHERLANDS-2.25%
ING Groep N.V. (Other Diversified Financial
   Services) (b)                                            38,700     1,260,046
                                                                     -----------

                                                            SHARES      VALUE
                                                           -------   -----------
SOUTH KOREA-1.05%
SK Telecom Co., Ltd. -ADR (Wireless
   Telecommunication Services)                              23,600   $   585,988
                                                                     -----------
SWITZERLAND-11.61%
Nestle S.A. (Packaged Foods & Meats)                         5,100     2,279,145
Novartis A.G. (Pharmaceuticals) (b)                         55,300     2,798,168
Schindler Holding A.G. (Industrial
   Machinery) (b)                                            4,700       283,385
Schindler Holding A.G. -Participation Ctfs.
   (Industrial Machinery) (b)                               19,100     1,143,555
                                                                     -----------
                                                                       6,504,253
                                                                     -----------
UNITED KINGDOM-15.40%
Reed Elsevier PLC (Publishing) (b)                         221,355     2,674,697
Smiths Group PLC (Industrial Conglomerates)                     --             7
Tesco PLC (Food Retail) (b)                                140,270     1,170,341
Willis Group Holdings Ltd. (Insurance
   Brokers)                                                 59,000     2,079,160
WPP Group PLC (Advertising) (b)                            219,100     2,703,960
                                                                     -----------
                                                                       8,628,165
                                                                     -----------
   Total Foreign Common Stocks & Other Equity
      Interests
      (Cost $35,678,234)                                              37,710,738
                                                                     -----------
DOMESTIC COMMON STOCKS-31.32%
APPAREL RETAIL-3.13%
Ross Stores, Inc.                                           60,200     1,754,830
                                                                     -----------
COMMUNICATIONS EQUIPMENT-1.25%
Cisco Systems, Inc. (c)                                     28,500       698,250
                                                                     -----------
CONSUMER FINANCE-1.95%
American Express Co.                                        22,100     1,089,972
                                                                     -----------
DIVERSIFIED BANKS-4.35%
Wells Fargo & Co.                                           71,600     2,435,116
                                                                     -----------
ELECTRONIC MANUFACTURING SERVICES-2.32%
Molex Inc. -Class A                                         55,900     1,301,911
                                                                     -----------
HEALTH CARE EQUIPMENT-6.57%
Edwards Lifesciences Corp. (c)                              20,700       957,789
Kinetic Concepts, Inc. (c)                                  54,700     2,722,966
                                                                     -----------
                                                                       3,680,755
                                                                     -----------
HEALTH CARE TECHNOLOGY-2.70%
IMS Health Inc.                                             63,400     1,514,626
                                                                     -----------

AIM TRIMARK FUND

                                                            SHARES      VALUE
                                                           -------   -----------
MANAGED HEALTH CARE-3.25%
WellPoint Inc. (c)                                          23,300   $ 1,822,060
                                                                     -----------
SEMICONDUCTORS-3.71%
Altera Corp. (c)                                            62,800     1,060,692
International Rectifier Corp. (c)                           36,600     1,018,578
                                                                     -----------
                                                                       2,079,270
                                                                     -----------
SYSTEMS SOFTWARE-2.09%
Oracle Corp. (c)                                            57,000     1,171,350
                                                                     -----------
   Total Domestic Common Stocks
      (Cost $16,830,646)                                              17,548,140
                                                                     -----------
TOTAL INVESTMENTS-98.64%
   (Cost $52,508,880)                                                 55,258,878
                                                                     -----------
OTHER ASSETS LESS LIABILITIES-1.36%                                      763,271
                                                                     -----------
NET ASSETS-100.00%                                                   $56,022,149
                                                                     ===========

Investment Abbreviations:

ADR   -- American Depositary Receipt

Ctfs. -- Certificates

Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at January 31, 2008 was $24,938,799, which represented 44.52% of the Fund's Net Assets. See Note 1A.

(c)  Non-income producing security.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.            2

AIM TRIMARK FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
January 31, 2008
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

AIM TRIMARK FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

AIM TRIMARK FUND

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the three months ended January 31, 2008. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

                                      VALUE      PURCHASES     PROCEEDS      VALUE    DIVIDEND
FUND                                10/31/07      AT COST     FROM SALES   01/31/08    INCOME
----                               ----------   ----------   -----------   --------   --------
Liquid Assets Portfolio-
   Institutional Class             $  907,366   $2,880,482   $(3,787,848)     $--      $ 7,391
Premier
   Portfolio-Institutional Class      907,366    2,880,482    (3,787,848)      --        7,463
                                   ----------   ----------   -----------      ---      -------
   TOTAL INVESTMENTS
      IN AFFILIATES                $1,814,732   $5,760,964   $(7,575,696)     $--      $14,854
                                   ==========   ==========   ===========      ===      =======

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2008 was $6,178,603 and $18,238,715 respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $ 4,601,633
Aggregate unrealized (depreciation) of investment securities    (2,221,230)
                                                               -----------
Net unrealized appreciation of investment securities           $ 2,380,403
                                                               ===========

Cost of investments for tax purposes is $52,878,475

                        AIM TRIMARK SMALL COMPANIES FUND
           Quarterly Schedule of Portolio Holdings - January 31, 2008

                                              [AIM INVESTMENTS LOGO]

AIMinvestments.com             T-SCO-QTR-1 1/08             A I M Advisors, Inc.

AIM TRIMARK SMALL COMPANIES FUND

SCHEDULE OF INVESTMENTS(a)
January 31, 2008
(Unaudited)

                                                                                 SHARES          VALUE
-----------------------------------------------------------------------------------------------------------
DOMESTIC COMMON STOCKS & OTHER EQUITY INTERESTS - 79.89%

ADVERTISING - 0.98%
Harte-Hanks, Inc.                                                                 449,500   $     7,200,990
===========================================================================================================
AIR FREIGHT & LOGISTICS - 5.32%
Dynamex Inc. (b)(c)                                                               524,820        13,073,266
===========================================================================================================
Pacer International, Inc.                                                       1,523,300        26,094,129
===========================================================================================================
                                                                                                 39,167,395
-----------------------------------------------------------------------------------------------------------
APPAREL, ACCESSORIES & LUXURY GOODS - 5.83%

Columbia Sportswear Co.                                                           862,682        37,656,069
===========================================================================================================
Hampshire Group, Ltd. (b)(c)                                                      455,624         5,239,676
===========================================================================================================
                                                                                                 42,895,745
-----------------------------------------------------------------------------------------------------------
AUTOMOTIVE RETAIL - 4.09%
Lithia Motors, Inc. -Class A (b)                                                1,966,338        30,065,308
===========================================================================================================
BIOTECHNOLOGY - 2.06%
Tercica, Inc. (c)                                                               2,280,474        15,142,347
===========================================================================================================
COMMUNICATIONS EQUIPMENT - 5.91%
Avocent Corp. (c)                                                                  94,108         1,562,193
===========================================================================================================
Plantronics, Inc.                                                                 949,800        18,141,180
===========================================================================================================
Tekelec (c)                                                                     1,982,000        23,764,180
===========================================================================================================
                                                                                                 43,467,553
-----------------------------------------------------------------------------------------------------------
DATA PROCESSING & OUTSOURCED SERVICES - 1.77%
Hewitt Associates, Inc. -Class A (c)                                              350,400        13,024,368
===========================================================================================================
ELECTRONIC MANUFACTURING SERVICES - 6.00%
Smart Modular Technologies WWH Inc. (b)(c)                                      5,349,047        44,129,638
===========================================================================================================
FOOTWEAR - 0.28%
Steven Madden Ltd. (c)                                                            119,100         2,033,037
===========================================================================================================
HEALTH CARE EQUIPMENT - 7.41%
Edwards Lifesciences Corp. (c)                                                    327,800        15,167,306
===========================================================================================================
Kinetic Concepts, Inc. (c)                                                        791,000        39,375,980
===========================================================================================================
                                                                                                 54,543,286
-----------------------------------------------------------------------------------------------------------
HEALTH CARE SUPPLIES - 2.44%
Cooper Cos., Inc. (The)                                                           456,524        17,977,915
===========================================================================================================
HOME FURNISHINGS - 6.13%
Tempur-Pedic International Inc.                                                 2,276,700        45,124,194
===========================================================================================================
INTERNET RETAIL - 4.43%
NutriSystem, Inc. (c)                                                           1,138,000        32,569,560
===========================================================================================================

                                                                                 SHARES          VALUE
-----------------------------------------------------------------------------------------------------------
LEISURE PRODUCTS - 2.21%
Polaris Industries Inc.                                                           374,600   $    16,272,624
===========================================================================================================
OFFICE SERVICES & SUPPLIES - 0.24%
HNI Corp.                                                                          53,000         1,783,980
===========================================================================================================
PHARMACEUTICALS - 3.94%
Endo Pharmaceuticals Holdings Inc. (c)                                          1,109,500        29,002,330
===========================================================================================================
PUBLISHING - 3.50%
Wiley (John) & Sons -Class A                                                      654,100        25,784,622
===========================================================================================================
SEMICONDUCTORS - 5.59%
International Rectifier Corp.(c)                                                1,476,900        41,102,127
===========================================================================================================
SPECIALIZED CONSUMER SERVICES - 1.86%
Jackson Hewitt Tax Service Inc.                                                   618,951        13,697,386
===========================================================================================================
TECHNOLOGY DISTRIBUTORS - 3.96%
Brightpoint, Inc. (c)                                                           2,287,738        29,100,027
===========================================================================================================
THRIFTS & MORTGAGE FINANCE - 1.79%
Northwest Bancorp, Inc.                                                           452,128        13,134,319
===========================================================================================================
TRUCKING - 4.15%
Con-way Inc.                                                                      626,300        30,494,547
===========================================================================================================
   Total Domestic Common Stocks & Other Equity Interests
       (Cost $636,150,246)                                                                      587,713,298
-----------------------------------------------------------------------------------------------------------
FOREIGN COMMON STOCKS & OTHER EQUITY INTERESTS - 8.10%

CANADA - 6.04%
Chemtrade Logistics Income Fund (Commodity Chemicals) (b)                       2,690,400        23,630,082
===========================================================================================================
Cymat Technologies Ltd. (Aluminum) (c)                                          2,497,500           522,282
===========================================================================================================
Cymat Technologies Ltd.-Wts. expiring 6/23/08 (Aluminum)
   (Aquired 06/22/05; Cost $0)(d)(e)(f)(g)                                      700,000                   7
===========================================================================================================

Duntroon Energy Ltd.
   (Oil & Gas Exploration & Production)(d)(e)                                      69,374                --
===========================================================================================================
Duntroon Energy Wts. (Oil & Gas Exploration &
   Production)(d)(e)(f)                                                            19,444                --
===========================================================================================================
FirstService Corp. -Series I (Real Estate Management &
    Development) (c)                                                               94,100         2,132,758
===========================================================================================================
MEGA Brands Inc. (Leisure Products) (b)(c)                                      3,346,400        18,161,601
===========================================================================================================
                                                                                                 44,446,730
-----------------------------------------------------------------------------------------------------------

AIM TRIMARK SMALL COMPANIES FUND

                                                                      SHARES          VALUE
                                                                   ----------   ---------------
NETHERLANDS - 2.06%
ASM International N. V. - ADR
   (Semiconductor Equipment) (c)                                      791,452   $    15,124,647
===============================================================================================
   Total Foreign Common Stocks & Other Equity Interests
      (Cost $103,181,756)                                                            59,571,377
-----------------------------------------------------------------------------------------------
FOREIGN PREFERRED STOCKS - 0.20%

CANADA - 0.20%
FirstService Corp. -Series 1-7% Pfd.
   (Real Estate Management & Development)                              75,200         1,466,400
===============================================================================================
   Total Foreign Preferred Stocks
     (Cost $1,880,000)                                                                1,466,400
-----------------------------------------------------------------------------------------------
MONEY MARKET FUNDS - 8.16%
Liquid Assets Portfolio-Institutional Class(h)                     29,995,908        29,995,908
===============================================================================================
Premier Portfolio-Institutional Class(h)                           29,995,908        29,995,908
-----------------------------------------------------------------------------------------------
   Total Money Market Funds
     (Cost $59,991,816)                                                              59,991,816
===============================================================================================
TOTAL INVESTMENTS (excluding investments purchased
   with cash collateral from securities on loan) - 96.35%
     (Cost $801,203,818)                                                            708,742,891
===============================================================================================
OTHER ASSETS LESS LIABILITIES - 3.65%                                                26,871,663
===============================================================================================
NET ASSETS - 100.00%                                                            $   735,614,554
===============================================================================================

Investment Abbreviations:

ADR -- American Depositary Receipt

Pfd. -- Preferred

Wts. -- Warrants

Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

(b) Affiliated company during the period. The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of January 31, 2008 was $134,299,571, which represented 18.26% of the Fund's Net Assets. See Note 2.

(c)   Non-income producing security.

(d) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at January 31, 2008 was $7, which represented less than 0.01% of the Fund's Net Assets. See Note 1A.

(e) Security considered to be illiquid. The Fund is limited to investing 15 % of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at January 31, 2008 was $7, which represented less than 0.01% of the Fund's Net Assets.

(f) Non-income producing security acquired as part of a unit with or in exchange for other securities.

(g) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The value of this security at January 31, 2008 represented less than 0.01% of the Fund's Net Assets. Unless otherwise indicated, this security is not considered to be illiquid.

(h) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM TRIMARK SMALL COMPANIES FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
January 31, 2008
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

            A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

            Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

            Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

            Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

            Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

            Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM TRIMARK SMALL COMPANIES FUND

A. SECURITY VALUATIONS-(CONTINUED)- Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

            The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

            Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

            The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

            The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

AIM TRIMARK SMALL COMPANIES FUND

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market fund below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended January 31, 2008.

                                                                         CHANGE IN
                                                                        UNREALIZED
                           VALUE      PURCHASES AT   PROCEEDS FROM     APPRECIATION       VALUE       DIVIDEND
FUND                     10/31/07        COST            SALES        (DEPRECIATION)     01/31/08      INCOME
----                   ------------   ------------   -------------    --------------    -----------   --------
Liquid Assets
   Portfolio-
   Institutional
   Class               $ 88,406,238   $ 67,540,342   $ (99,279,634)   $  (26,671,038)   $29,995,908   $474,389

Premier Portfolio-
   Institutional
   Class                 88,406,238     67,540,342     (99,279,634)      (26,671,038)    29,995,908    478,753
                       ------------   ------------   -------------    --------------    -----------   --------
   SUBTOTAL            $176,812,476   $135,080,684   $(198,559,268)   $  (53,342,076)   $59,991,816   $953,142
                       ============   ============   =============    ==============    ===========   ========

INVESTMENTS IN OTHER AFFILIATES:

The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the transactions with affiliates for the three months ended January 31, 2008.

                                                                        CHANGE IN
                                                                        UNREALIZED                                  REALIZED
                          VALUE        PURCHASES     PROCEEDS FROM     APPRECIATION        VALUE        DIVIDEND      GAIN
                         10/31/07       AT COST         SALES         (DEPRECIATION)      01/31/08      INCOME *     (LOSS)
                       ------------   ------------   -------------    --------------    ------------   ----------   --------
Dynamex                  15,576,658   $         --   $          --    $   (2,503,392)   $ 13,073,266   $       --   $     --

Mega Brands              41,910,931     11,534,592              --       (35,283,922)     18,161,601           --         --

Lithia Motors            22,434,621      9,675,498              --        (2,044,811)     30,065,308           --         --

Chemtrade Logistics      26,961,000             --              --        (3,330,918)     23,630,082      690,665         --

Smart Modular            34,682,856     11,648,254              --        (2,201,472)     44,129,638           --         --

Hampshire                 4,873,344         23,060              --           343,272       5,239,676           --         --
                       ------------   ------------   -------------    --------------    ------------   ----------        ---
   SUBTOTAL             146,439,410     32,881,404              --       (45,021,243)    134,299,571      690,665
                       ------------   ------------   -------------    --------------    ------------   ----------        ---
   TOTAL INVESTMENTS
      IN AFFILIATES    $323,251,886   $167,962,088   $(198,559,268)   $  (98,363,319)   $194,291,387   $1,643,807   $     --
                       ============   ============   =============    ==============    ============   ==========        ===

AIM TRIMARK SMALL COMPANIES FUND

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2008 was $170,373,145 and $54,411,617, respectively. During the same period, purchases and sales of U.S. Treasury obligation were $0 and $38,700,000, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities             $ 17,796,564
Aggregate unrealized (depreciation) of investment securities           (110,977,808)
                                                                       -------------
Net unrealized appreciation (depreciation) of investment securities    $(93,181,244)
                                                                       =============

Cost of investments for tax purposes is $801,924,135.

Item 2. Controls and Procedures.

     (a) As of March 18, 2008, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of March 18, 2008, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

          Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Investment Funds


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: March 31, 2008

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: March 31, 2008


By: /s/ Sidney M. Dilgren
    ---------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: March 31, 2008

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.